                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................       3

Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - I (Non-Qualified
  Policies)
Statement of Assets and Liabilities.........................       8
Statement of Operations.....................................      14
Statement of Changes in Net Assets..........................      20

NYLIAC Variable Annuity Separate Account - II (Tax Qualified
  Policies)
Statement of Assets and Liabilities.........................      28
Statement of Operations.....................................      34
Statement of Changes in Net Assets..........................      40

NYLIAC Variable Annuity Separate Accounts - I & II
Notes to Financial Statements...............................      48
Report of Independent Registered Public Accounting Firm.....      76

The Annual Reports listed below follow:
MainStay VP Series Fund, Inc.
  Balanced Portfolio - Service Class
  Bond Portfolio - Initial Class
  Capital Appreciation Portfolio - Initial Class
  Cash Management Portfolio
  Common Stock Portfolio - Initial Class
  Conservative Allocation Portfolio - Service Class
  Convertible Portfolio - Initial Class
  Developing Growth Portfolio - Initial Class
  Floating Rate Portfolio - Service Class
  Government Portfolio - Initial Class
  Growth Allocation Portfolio - Service Class
  High Yield Corporate Bond Portfolio - Initial Class
  ICAP Select Equity Portfolio - Initial Class (formerly
    known as Basic Value Portfolio - Initial Class)
  Income & Growth Portfolio - Initial Class
  International Equity Portfolio - Initial Class
  Large Cap Growth Portfolio - Initial Class
  Mid Cap Core Portfolio - Initial Class
  Mid Cap Growth Portfolio - Initial Class
  Mid Cap Value Portfolio - Initial Class
  Moderate Allocation Portfolio - Service Class
  Moderate Growth Allocation Portfolio - Service Class
  S&P 500 Index Portfolio - Initial Class
  Small Cap Growth Portfolio - Initial Class
  Total Return Portfolio - Initial Class
  Value Portfolio - Initial Class
Alger American Small Capitalization - Class O Shares
Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Initial Shares
Fidelity(R) VIP Contrafund(R) - Initial Class
Fidelity(R) VIP Equity-Income - Initial Class
Fidelity(R) VIP Mid Cap - Service Class 2
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
MFS(R) Investors Trust Series - Initial Class
MFS(R) Research Series - Initial Class
MFS(R) Utilities Series - Service Class
Neuberger Berman AMT Mid-Cap Growth - Class S
Royce Micro-Cap Portfolio - Investment Class
Royce Small-Cap Portfolio - Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I
Victory VIF Diversified Stock - Class A Shares

PLEASE SEE THE INDIVIDUAL FUND ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2006 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of portfolio performance.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2007

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
NON-QUALIFIED POLICIES                                        PORTFOLIO    DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I    INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(2)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced Portfolio                               9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series -- Class B       6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93
MainStay VP Cash Management -- Current 7-day yield is
  3.48%(4)                                                     1/29/93      1/29/93
MainStay VP Common Stock -- Initial Class                      1/23/84     12/15/93
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       6/1/98
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      1/29/93
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP ICAP Select Equity -- Initial Class(6)              5/1/98       6/1/98
MainStay VP Income & Growth -- Initial Class                    5/1/98       6/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class                   5/1/98       6/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      1/29/93
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       5/1/04
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(1)
                                                                                                         SINCE
NON-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          18.47     16.29      9.98      3.63         3.09
Calvert Social Balanced Portfolio                               7.37      6.16      4.09      4.93         6.49
Columbia Small Cap Value Fund, Variable Series -- Class B      17.83     14.03     13.57       N/A        13.06
Dreyfus IP Technology Growth -- Initial Shares                  2.97      1.51     (1.40)      N/A        (1.20)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 10.28     13.21     10.48      9.75        10.12
Fidelity(R) VIP Equity-Income -- Initial Class                 18.65     10.93      7.56      7.78         8.16
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.96     16.73     14.03       N/A        19.32
Janus Aspen Series Balanced -- Institutional Shares             9.29      7.65      5.34      8.94         8.89
Janus Aspen Series Worldwide Growth -- Institutional Shares    16.68      8.04      2.56      6.07         6.29
MainStay VP Balanced -- Service Class                           9.00       N/A       N/A       N/A         8.22
MainStay VP Bond -- Initial Class                               3.21      2.27      3.58      4.69         4.46
MainStay VP Capital Appreciation -- Initial Class               3.09      4.29     (0.59)     2.93         6.35
MainStay VP Cash Management -- Current 7-day yield is
  3.48%(4)                                                      3.24      1.46      0.75      2.21         2.42
MainStay VP Common Stock -- Initial Class                      14.97     10.19      4.53      6.94         9.19
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A         5.98
MainStay VP Convertible -- Initial Class                        8.99      6.30      5.67      6.98         7.15
MainStay VP Developing Growth -- Initial Class                 11.19      8.71      4.25       N/A         1.94
MainStay VP Floating Rate -- Service Class                      4.35       N/A       N/A       N/A         3.24
MainStay VP Government -- Initial Class                         2.71      1.92      2.91      4.26         4.25
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A         9.18
MainStay VP High Yield Corporate Bond -- Initial Class         10.58      7.73     11.14      7.47         8.50
MainStay VP ICAP Select Equity -- Initial Class(6)             17.77     10.45      5.32       N/A         4.11
MainStay VP Income & Growth -- Initial Class                   15.36      9.85      5.99       N/A         3.75
MainStay VP International Equity -- Initial Class              29.62     16.97     14.15      7.81         7.92
MainStay VP Large Cap Growth -- Initial Class                   5.86      1.68     (1.20)      N/A         3.43
MainStay VP Mid Cap Core -- Initial Class                      13.48     16.11     12.47       N/A        10.30
MainStay VP Mid Cap Growth -- Initial Class                     7.83     14.69      8.73       N/A         7.13
MainStay VP Mid Cap Value -- Initial Class                     12.59     10.87      7.91       N/A         7.07
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A         7.21
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         8.83
MainStay VP S&P 500 Index(5) -- Initial Class                  13.95      8.73      4.54      6.75         9.06
MainStay VP Small Cap Growth -- Initial Class                   4.95      5.20      3.41       N/A         2.07
MainStay VP Total Return -- Initial Class                       8.08      6.06      3.02      4.99         6.67
MainStay VP Value -- Initial Class                             17.33     10.57      5.78      6.07         8.25
MFS(R) Investors Trust Series -- Initial Class                 11.54      9.10      4.08      4.99         1.10
MFS(R) Research Series -- Initial Class                         9.05      9.89      4.00      4.40         1.95
MFS(R) Utilities Series -- Service Class                       29.27     24.00     14.19       N/A        27.46
Neuberger Berman AMT Mid-Cap Growth -- Class S                 13.00     13.16       N/A       N/A        16.13
Royce Micro-Cap Portfolio -- Investment Class                  19.51     13.95     13.38     15.88        24.29
Royce Small-Cap Portfolio -- Investment Class                  14.08     15.05     12.53     14.18        12.67
T. Rowe Price Equity Income Portfolio                          17.44     10.97      7.74      8.63         6.25
Van Eck Worldwide Hard Assets                                  22.89     31.07     25.33      9.04        12.60
Van Kampen UIF Emerging Markets Equity -- Class I              35.37     29.54     23.63      8.63         8.35
Victory VIF Diversified Stock -- Class A Shares                12.22      9.25      5.19       N/A        10.63
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
NON-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          11.01     14.16      8.97      3.63         3.09
Calvert Social Balanced Portfolio                               0.61      3.89      3.14      4.93         6.49
Columbia Small Cap Value Fund, Variable Series -- Class B      10.40     11.81     12.53       N/A         9.64
Dreyfus IP Technology Growth -- Initial Shares                 (3.52)    (0.67)    (2.30)      N/A        (1.86)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  3.33     10.95      9.47      9.75        10.12
Fidelity(R) VIP Equity-Income -- Initial Class                 11.17      8.57      6.57      7.78         8.16
Fidelity(R) VIP Mid Cap -- Service Class 2                      3.96     14.61     13.00       N/A        17.56
Janus Aspen Series Balanced -- Institutional Shares             2.41      5.34      4.37      8.94         8.89
Janus Aspen Series Worldwide Growth -- Institutional Shares     9.33      5.72      1.62      6.07         6.29
MainStay VP Balanced -- Service Class                           2.13       N/A       N/A       N/A         4.07
MainStay VP Bond -- Initial Class                              (3.29)     0.07      2.64      4.69         4.46
MainStay VP Capital Appreciation -- Initial Class              (3.40)     2.05     (1.50)     2.93         6.35
MainStay VP Cash Management -- Current 7-day yield is
  3.48%(4)                                                     (3.27)    (0.72)    (0.17)     2.21         2.42
MainStay VP Common Stock -- Initial Class                       7.73      7.83      3.57      6.94         9.19
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (0.69)
MainStay VP Convertible -- Initial Class                        2.12      4.02      4.70      6.98         7.15
MainStay VP Developing Growth -- Initial Class                  4.18      6.38      3.30       N/A         1.84
MainStay VP Floating Rate -- Service Class                     (2.23)      N/A       N/A       N/A        (0.72)
MainStay VP Government -- Initial Class                        (3.76)    (0.27)     1.97      4.26         4.25
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A         2.30
MainStay VP High Yield Corporate Bond -- Initial Class          3.62      5.42     10.12      7.47         8.50
MainStay VP ICAP Select Equity -- Initial Class(6)             10.35      8.08      4.35       N/A         4.00
MainStay VP Income & Growth -- Initial Class                    8.09      7.49      5.02       N/A         3.64
MainStay VP International Equity -- Initial Class              21.46     14.87     13.13      7.81         7.92
MainStay VP Large Cap Growth -- Initial Class                  (0.81)    (0.50)    (2.10)      N/A         3.32
MainStay VP Mid Cap Core -- Initial Class                       6.33     13.97     11.44       N/A         9.56
MainStay VP Mid Cap Growth -- Initial Class                     1.04     12.49      7.73       N/A         6.42
MainStay VP Mid Cap Value -- Initial Class                      5.49      8.52      6.92       N/A         6.36
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A         0.46
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         1.97
MainStay VP S&P 500 Index(5) -- Initial Class                   6.77      6.40      3.59      6.75         9.06
MainStay VP Small Cap Growth -- Initial Class                  (1.66)     2.94      2.47       N/A         1.38
MainStay VP Total Return -- Initial Class                       1.27      3.78      2.08      4.99         6.67
MainStay VP Value -- Initial Class                              9.94      8.20      4.81      6.07         8.25
MFS(R) Investors Trust Series -- Initial Class                  4.51      6.76      3.13      4.99         1.00
MFS(R) Research Series -- Initial Class                         2.18      7.53      3.05      4.40         1.84
MFS(R) Utilities Series -- Service Class                       21.13     22.13     13.18       N/A        25.18
Neuberger Berman AMT Mid-Cap Growth -- Class S                  5.88     10.90       N/A       N/A        13.58
Royce Micro-Cap Portfolio -- Investment Class                  11.98     11.72     12.34     15.88        19.80
Royce Small-Cap Portfolio -- Investment Class                   6.89     12.87     11.50     14.18         8.12
T. Rowe Price Equity Income Portfolio                          10.04      8.62      6.75      8.63         6.14
Van Eck Worldwide Hard Assets                                  15.15     29.40     24.63      9.04        12.48
Van Kampen UIF Emerging Markets Equity -- Class I              26.87     27.83     22.89      8.63         8.35
Victory VIF Diversified Stock -- Class A Shares                 5.15      6.90      4.22       N/A         7.87
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.30%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $10,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $10,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE
59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
TAX-QUALIFIED POLICIES                                        PORTFOLIO    DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II   INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(2)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced Portfolio                               9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series -- Class B       6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93
MainStay VP Cash Management -- Current 7-day yield is
  3.48%(4)                                                     1/29/93      1/29/93
MainStay VP Common Stock -- Initial Class                      1/23/84     12/15/93
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       6/1/98
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      1/29/93
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP ICAP Select Equity -- Initial Class(6)              5/1/98       6/1/98
MainStay VP Income & Growth -- Initial Class                    5/1/98       6/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class                   5/1/98       6/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      1/29/93
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       5/1/04
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(1)
                                                                                                         SINCE
TAX-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II      1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          18.47     16.29      9.98      3.63         3.10
Calvert Social Balanced Portfolio                               7.37      6.16      4.09      4.93         6.50
Columbia Small Cap Value Fund, Variable Series -- Class B      17.83     14.03     13.57       N/A        13.06
Dreyfus IP Technology Growth -- Initial Shares                  2.97      1.51     (1.40)      N/A        (1.75)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 10.28     13.21     10.48      9.75         9.93
Fidelity(R) VIP Equity-Income -- Initial Class                 18.65     10.93      7.56      7.78         8.08
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.96     16.73     14.03       N/A        19.88
Janus Aspen Series Balanced -- Institutional Shares             9.29      7.65      5.34      8.94         8.91
Janus Aspen Series Worldwide Growth -- Institutional Shares    16.68      8.04      2.56      6.07         6.30
MainStay VP Balanced -- Service Class                           9.00       N/A       N/A       N/A         8.25
MainStay VP Bond -- Initial Class                               3.21      2.27      3.58      4.69         4.46
MainStay VP Capital Appreciation -- Initial Class               3.09      4.29     (0.59)     2.93         6.35
MainStay VP Cash Management -- Current 7-day yield is
  3.48%(4)                                                      3.24      1.46      0.75      2.21         2.42
MainStay VP Common Stock -- Initial Class                      14.97     10.19      4.53      6.94         9.18
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A         5.70
MainStay VP Convertible -- Initial Class                        8.99      6.30      5.67      6.98         7.13
MainStay VP Developing Growth -- Initial Class                 11.19      8.71      4.25       N/A         1.97
MainStay VP Floating Rate -- Service Class                      4.35       N/A       N/A       N/A         3.24
MainStay VP Government -- Initial Class                         2.71      1.92      2.91      4.26         4.25
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        10.11
MainStay VP High Yield Corporate Bond -- Initial Class         10.58      7.73     11.14      7.47         8.49
MainStay VP ICAP Select Equity -- Initial Class(6)             17.77     10.45      5.32       N/A         4.27
MainStay VP Income & Growth -- Initial Class                   15.36      9.85      5.99       N/A         3.75
MainStay VP International Equity -- Initial Class              29.62     16.97     14.15      7.81         7.94
MainStay VP Large Cap Growth -- Initial Class                   5.86      1.68     (1.20)      N/A         3.53
MainStay VP Mid Cap Core -- Initial Class                      13.48     16.11     12.47       N/A        10.45
MainStay VP Mid Cap Growth -- Initial Class                     7.83     14.69      8.73       N/A         7.61
MainStay VP Mid Cap Value -- Initial Class                     12.59     10.87      7.91       N/A         6.81
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A         7.95
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        10.41
MainStay VP S&P 500 Index(5) -- Initial Class                  13.95      8.73      4.54      6.75         9.06
MainStay VP Small Cap Growth -- Initial Class                   4.95      5.20      3.41       N/A         2.38
MainStay VP Total Return -- Initial Class                       8.08      6.06      3.02      4.99         6.67
MainStay VP Value -- Initial Class                             17.33     10.57      5.78      6.07         8.28
MFS(R) Investors Trust Series -- Initial Class                 11.54      9.10      4.08      4.99         1.42
MFS(R) Research Series -- Initial Class                         9.05      9.89      4.00      4.40         1.78
MFS(R) Utilities Series -- Service Class                       29.27     24.00     14.19       N/A        27.99
Neuberger Berman AMT Mid-Cap Growth -- Class S                 13.00     13.16       N/A       N/A        14.55
Royce Micro-Cap Portfolio -- Investment Class                  19.51     13.95     13.38     15.88        25.36
Royce Small-Cap Portfolio -- Investment Class                  14.08     15.05     12.53     14.18        16.40
T. Rowe Price Equity Income Portfolio                          17.44     10.97      7.74      8.63         6.35
Van Eck Worldwide Hard Assets                                  22.89     31.07     25.33      9.04        12.79
Van Kampen UIF Emerging Markets Equity -- Class I              35.37     29.54     23.63      8.63         8.46
Victory VIF Diversified Stock -- Class A Shares                12.22      9.25      5.19       N/A        11.55
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
TAX-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II      1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          11.01     14.16      8.97      3.63         3.10
Calvert Social Balanced Portfolio                               0.61      3.89      3.14      4.93         6.50
Columbia Small Cap Value Fund, Variable Series -- Class B      10.40     11.81     12.53       N/A         9.64
Dreyfus IP Technology Growth -- Initial Shares                 (3.52)    (0.67)    (2.30)      N/A        (2.41)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  3.33     10.95      9.47      9.75         9.93
Fidelity(R) VIP Equity-Income -- Initial Class                 11.17      8.57      6.57      7.78         8.08
Fidelity(R) VIP Mid Cap -- Service Class 2                      3.96     14.61     13.00       N/A        18.15
Janus Aspen Series Balanced -- Institutional Shares             2.41      5.34      4.37      8.94         8.91
Janus Aspen Series Worldwide Growth -- Institutional Shares     9.33      5.72      1.62      6.07         6.30
MainStay VP Balanced -- Service Class                           2.13       N/A       N/A       N/A         4.09
MainStay VP Bond -- Initial Class                              (3.29)     0.07      2.64      4.69         4.46
MainStay VP Capital Appreciation -- Initial Class              (3.40)     2.05     (1.50)     2.93         6.35
MainStay VP Cash Management -- Current 7-day yield is
  3.48%(4)                                                     (3.27)    (0.72)    (0.17)     2.21         2.42
MainStay VP Common Stock -- Initial Class                       7.73      7.83      3.57      6.94         9.18
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (0.96)
MainStay VP Convertible -- Initial Class                        2.12      4.02      4.70      6.98         7.13
MainStay VP Developing Growth -- Initial Class                  4.18      6.38      3.30       N/A         1.86
MainStay VP Floating Rate -- Service Class                     (2.23)      N/A       N/A       N/A        (0.72)
MainStay VP Government -- Initial Class                        (3.76)    (0.27)     1.97      4.26         4.25
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A         3.18
MainStay VP High Yield Corporate Bond -- Initial Class          3.62      5.42     10.12      7.47         8.49
MainStay VP ICAP Select Equity -- Initial Class(6)             10.35      8.08      4.35       N/A         4.16
MainStay VP Income & Growth -- Initial Class                    8.09      7.49      5.02       N/A         3.64
MainStay VP International Equity -- Initial Class              21.46     14.87     13.13      7.81         7.94
MainStay VP Large Cap Growth -- Initial Class                  (0.81)    (0.50)    (2.10)      N/A         3.42
MainStay VP Mid Cap Core -- Initial Class                       6.33     13.97     11.44       N/A         9.70
MainStay VP Mid Cap Growth -- Initial Class                     1.04     12.49      7.73       N/A         6.88
MainStay VP Mid Cap Value -- Initial Class                      5.49      8.52      6.92       N/A         6.10
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A         1.15
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         3.45
MainStay VP S&P 500 Index(5) -- Initial Class                   6.77      6.40      3.59      6.75         9.06
MainStay VP Small Cap Growth -- Initial Class                  (1.66)     2.94      2.47       N/A         1.69
MainStay VP Total Return -- Initial Class                       1.27      3.78      2.08      4.99         6.67
MainStay VP Value -- Initial Class                              9.94      8.20      4.81      6.07         8.28
MFS(R) Investors Trust Series -- Initial Class                  4.51      6.76      3.13      4.99         1.31
MFS(R) Research Series -- Initial Class                         2.18      7.53      3.05      4.40         1.68
MFS(R) Utilities Series -- Service Class                       21.13     22.13     13.18       N/A        25.82
Neuberger Berman AMT Mid-Cap Growth -- Class S                  5.88     10.90       N/A       N/A        11.84
Royce Micro-Cap Portfolio -- Investment Class                  11.98     11.72     12.34     15.88        20.70
Royce Small-Cap Portfolio -- Investment Class                   6.89     12.87     11.50     14.18        11.86
T. Rowe Price Equity Income Portfolio                          10.04      8.62      6.75      8.63         6.24
Van Eck Worldwide Hard Assets                                  15.15     29.40     24.63      9.04        12.67
Van Kampen UIF Emerging Markets Equity -- Class I              26.87     27.83     22.89      8.63         8.46
Victory VIF Diversified Stock -- Class A Shares                 5.15      6.90      4.22       N/A         8.83
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.30%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $10,000 THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $10,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE
59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

(1) Assumes no deduction for surrender charges.

(2) The performance shown is for the indicated classes/shares only. Columbia Small Cap Value Fund, Variable Series -- Class B, MainStay VP
    Balanced -- Service Class, MainStay VP Conservative Allocation -- Service Class, MainStay VP Floating Rate -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class, MainStay VP Moderate Growth Allocation -- Service Class, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S and Victory VIF Diversified Stock -- Class A Shares impose a 12b-1 fee. Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Accounts. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy has been available during the periods shown.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly MainStay VP Basic Value -- Initial Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Sales of this version of the LifeStages(R) Flexible Premium Variable Annuity were discontinued. Current policyholders may continue to make additional premium payments. Existing policies will continue to be serviced.

SMRU #338401 CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                                BALANCED--          BOND--        APPRECIATION--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  5,971,369      $ 22,885,483      $ 95,435,856
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --             1,538            47,744
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         18,162            71,784           304,872
    Administrative charges..................................          1,514             5,982            25,406
                                                               ------------      ------------      ------------
      Total net assets......................................   $  5,951,693      $ 22,809,255      $ 95,153,322
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  5,951,693      $ 22,809,255      $ 95,153,322
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      11.41      $      17.67      $      23.56
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  5,633,633      $ 22,801,637      $125,679,770
                                                               ============      ============      ============


                                                                                  MAINSTAY VP
                                                                MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                                                  GROWTH           CORPORATE        ICAP SELECT
                                                               ALLOCATION--         BOND--           EQUITY--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  2,057,059      $118,155,078      $  2,933,427
  Dividends due and accrued.................................         24,926                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (84,452)          (43,725)           18,034
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          6,549           371,922             9,126
    Administrative charges..................................            546            30,994               760
                                                               ------------      ------------      ------------
      Total net assets......................................   $  1,990,438      $117,708,437      $  2,941,575
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  1,990,438      $117,708,437      $  2,941,575
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      10.92      $      25.92      $      14.13
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  1,916,584      $ 99,704,649      $  2,205,568
                                                               ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP
         CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--
      MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $ 15,125,533      $ 59,623,244      $  2,878,485      $ 15,976,464      $  2,090,736      $  8,312,053      $ 22,381,221
           60,386                --            35,381                --                --            43,229                --
           10,567           163,251                --            (9,561)             (594)           15,756           (30,199)
           45,636           192,711             8,096            51,481             6,868            23,699            70,557
            3,804            16,059               675             4,290               572             1,975             5,880
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 15,147,046      $ 59,577,725      $  2,905,095      $ 15,911,132      $  2,082,702      $  8,345,364      $ 22,274,585
     ============      ============      ============      ============      ============      ============      ============
     $ 15,147,046      $ 59,577,725      $  2,905,095      $ 15,911,132      $  2,082,702      $  8,345,364      $ 22,274,585
     ============      ============      ============      ============      ============      ============      ============
     $       1.39      $      31.41      $      10.60      $      20.27      $      11.80      $      10.54      $      17.86
     ============      ============      ============      ============      ============      ============      ============
     $ 15,125,731      $ 60,817,261      $  2,770,623      $ 13,284,034      $  1,742,909      $  8,326,378      $ 22,781,345
     ============      ============      ============      ============      ============      ============      ============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       INCOME &        INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE
       GROWTH--          EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $  4,789,956      $ 19,546,407      $  4,926,070      $  8,302,085      $ 11,925,519      $ 14,070,349      $  3,378,817
               --                --                --                --                --                --            38,728
               --            (3,096)           10,407             4,349          (119,458)          (94,178)               --
           15,327            61,127            15,436            26,797            39,055            44,758            10,095
            1,277             5,094             1,286             2,233             3,255             3,730               841
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  4,773,352      $ 19,477,090      $  4,919,755      $  8,277,404      $ 11,763,751      $ 13,927,683      $  3,406,609
     ============      ============      ============      ============      ============      ============      ============
     $  4,773,352      $ 19,477,090      $  4,919,755      $  8,277,404      $ 11,763,751      $ 13,927,683      $  3,406,609
     ============      ============      ============      ============      ============      ============      ============
     $      13.72      $      24.36      $      13.36      $      17.08      $      14.59      $      14.54      $      10.72
     ============      ============      ============      ============      ============      ============      ============
     $  3,676,657      $ 13,746,491      $  4,731,472      $  6,980,248      $  9,192,731      $ 11,863,388      $  3,204,044
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                                MAINSTAY VP
                                                                 MODERATE         MAINSTAY VP       MAINSTAY VP
                                                                  GROWTH            S&P 500          SMALL CAP
                                                               ALLOCATION--         INDEX--          GROWTH--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  4,241,661      $112,899,881      $  4,841,689
  Dividends due and accrued.................................         54,778                --                --
  Net receivable (payable) to New York Life Insurance and
  Annuity Corporation.......................................             --           (44,600)           (6,295)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         11,129           361,625            15,515
    Administrative charges..................................            927            30,135             1,293
                                                               ------------      ------------      ------------
      Total net assets......................................   $  4,284,383      $112,463,521      $  4,818,586
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  4,284,383      $112,463,521      $  4,818,586
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      10.88      $      33.45      $      11.18
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  4,050,291      $ 99,358,616      $  4,150,872
                                                               ============      ============      ============

                                                                FIDELITY(R)                         JANUS ASPEN
                                                                    VIP           FIDELITY(R)         SERIES
                                                                  EQUITY-             VIP           BALANCED--
                                                                 INCOME--          MID CAP--       INSTITUTIONAL
                                                               INITIAL CLASS    SERVICE CLASS 2       SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 27,004,088      $  8,948,106      $ 37,873,738
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          1,450               685            (1,657)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         85,693            28,669           120,152
    Administrative charges..................................          7,141             2,389            10,013
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 26,912,704      $  8,917,733      $ 37,741,916
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 26,912,704      $  8,917,733      $ 37,741,916
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      22.30      $      17.87      $      23.85
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 24,099,868      $  8,067,851      $ 33,076,181
                                                               ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                                COLUMBIA
                                             ALGER                              SMALL CAP
      MAINSTAY VP                           AMERICAN           CALVERT         VALUE FUND        DREYFUS IP        FIDELITY(R)
         TOTAL          MAINSTAY VP          SMALL             SOCIAL           VARIABLE         TECHNOLOGY            VIP
       RETURN--           VALUE--       CAPITALIZATION--      BALANCED          SERIES--          GROWTH--       CONTRAFUND(R)--
     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES       PORTFOLIO          CLASS B        INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------
     $ 76,547,794      $ 44,650,353       $ 10,710,114      $  2,253,344      $  2,199,303      $  1,019,757      $ 55,834,768
               --                --                 --                --                --                --                --
          (16,749)          (33,503)              (470)               --            (5,595)               --          (116,522)
          241,546           141,524             35,724             7,239             7,076             2,999           178,108
           20,129            11,794              2,977               603               590               250            14,842
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $ 76,269,370      $ 44,463,532       $ 10,670,943      $  2,245,502      $  2,186,042      $  1,016,508      $ 55,525,296
     ============      ============       ============      ============      ============      ============      ============
     $ 76,269,370      $ 44,463,532       $ 10,670,943      $  2,245,502      $  2,186,042      $  1,016,508      $ 55,525,296
     ============      ============       ============      ============      ============      ============      ============
     $      24.57      $      25.21       $      13.66      $      20.82      $      12.97      $       9.37      $      26.82
     ============      ============       ============      ============      ============      ============      ============
     $ 77,995,949      $ 34,255,597       $  8,166,273      $  1,935,879      $  2,014,158      $    921,869      $ 45,463,494
     ============      ============       ============      ============      ============      ============      ============

      JANUS ASPEN
        SERIES            MFS(R)                                               NEUBERGER           ROYCE             ROYCE
       WORLDWIDE         INVESTORS          MFS(R)            MFS(R)          BERMAN AMT         MICRO-CAP         SMALL-CAP
       GROWTH--            TRUST           RESEARCH          UTILITIES          MID-CAP         PORTFOLIO--       PORTFOLIO--
     INSTITUTIONAL       SERIES--          SERIES--         SERVICES--         GROWTH--         INVESTMENT        INVESTMENT
        SHARES         INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S            CLASS             CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $ 29,040,213      $  1,225,096      $  1,687,184      $ 14,096,857      $    605,666      $  1,760,993      $  1,421,147
               --                --                --                --                --                --                --
          (21,995)               --                --             1,422                --            22,275           (25,377)
           93,966             3,838             5,290            44,093             1,896             5,244             4,426
            7,831               320               441             3,674               158               437               369
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 28,916,421      $  1,220,938      $  1,681,453      $ 14,050,512      $    603,612      $  1,777,587      $  1,390,975
     ============      ============      ============      ============      ============      ============      ============
     $ 28,916,421      $  1,220,938      $  1,681,453      $ 14,050,512      $    603,612      $  1,777,587      $  1,390,975
     ============      ============      ============      ============      ============      ============      ============
     $      18.67      $      10.98      $      11.79      $      18.69      $      14.88      $      14.35      $      12.07
     ============      ============      ============      ============      ============      ============      ============
     $ 38,007,645      $    913,283      $  1,350,628      $ 11,119,588      $    530,813      $  1,719,088      $  1,360,108
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                                  T. ROWE                            VAN KAMPEN
                                                                   PRICE            VAN ECK             UIF
                                                                  EQUITY           WORLDWIDE          EMERGING
                                                                  INCOME             HARD             MARKETS
                                                                 PORTFOLIO          ASSETS        EQUITY-- CLASS I
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 17,935,212      $ 12,649,732       $ 12,895,168
  Dividends due and accrued.................................             --                --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (15,300)            3,780               (499)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         56,991            41,861             41,543
    Administrative charges..................................          4,749             3,488              3,462
                                                               ------------      ------------       ------------
      Total net assets......................................   $ 17,858,172      $ 12,608,163       $ 12,849,664
                                                               ============      ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 17,858,172      $ 12,608,163       $ 12,849,664
                                                               ============      ============       ============
    Variable accumulation unit value........................   $      16.83      $      27.68       $      22.72
                                                               ============      ============       ============
Identified Cost of Investment...............................   $ 14,717,433      $  9,906,262       $  7,213,848
                                                               ============      ============       ============

                                                                  VICTORY
                                                                    VIF
                                                                DIVERSIFIED
                                                              STOCK-- CLASS A
                                                                  SHARES
                                                              ---------------
ASSETS:
  Investment at net asset value.............................   $  1,182,205
  Dividends due and accrued.................................             --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          3,544
    Administrative charges..................................            295
                                                               ------------
      Total net assets......................................   $  1,178,366
                                                               ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  1,178,366
                                                               ============
    Variable accumulation unit value........................   $      12.98
                                                               ============
Identified Cost of Investment...............................   $  1,057,417
                                                               ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2006

                                                                                                 MAINSTAY VP
                                                               MAINSTAY VP      MAINSTAY VP        CAPITAL
                                                                BALANCED--         BOND--       APPRECIATION--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   103,472      $   268,973      $   358,841
  Mortality and expense risk charges........................       (62,977)        (298,000)      (1,251,171)
  Administrative charges....................................        (5,248)         (24,834)        (104,264)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................        35,247          (53,861)        (996,594)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       898,987        6,784,607       25,155,998
  Cost of investments sold..................................      (844,311)      (6,992,687)     (25,924,762)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............        54,676         (208,080)        (768,764)
  Realized gain distribution received.......................        56,298               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       301,318          971,670        4,772,550
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       412,292          763,590        4,003,786
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   447,539      $   709,729      $ 3,007,192
                                                               ===========      ===========      ===========


                                                                                  MAINSTAY VP
                                                                MAINSTAY VP        HIGH YIELD      MAINSTAY VP
                                                                   GROWTH          CORPORATE       ICAP SELECT
                                                                ALLOCATION--         BOND--          EQUITY--
                                                              SERVICE CLASS(A)   INITIAL CLASS    INITIAL CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $    12,695      $ 2,202,100      $     7,370
  Mortality and expense risk charges........................         (11,626)      (1,474,769)         (31,665)
  Administrative charges....................................            (969)        (122,897)          (2,639)
                                                                 -----------      -----------      -----------
      Net investment income (loss)..........................             100          604,434          (26,934)
                                                                 -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         325,292       31,328,726          577,883
  Cost of investments sold..................................        (300,611)     (29,578,236)        (466,654)
                                                                 -----------      -----------      -----------
      Net realized gain (loss) on investments...............          24,681        1,750,490          111,229
  Realized gain distribution received.......................          12,231               --           13,468
  Change in unrealized appreciation (depreciation) on
    investments.............................................         140,476        9,806,777          342,001
                                                                 -----------      -----------      -----------
      Net gain (loss) on investments........................         177,388       11,557,267          466,698
                                                                 -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................     $   177,488      $12,161,701      $   439,764
                                                                 ===========      ===========      ===========

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      MAINSTAY VP       MAINSTAY VP                        MAINSTAY VP
     MAINSTAY VP         COMMON         CONSERVATIVE      MAINSTAY VP       DEVELOPING       MAINSTAY VP      MAINSTAY VP
         CASH           STOCK--         ALLOCATION--     CONVERTIBLE--       GROWTH--      FLOATING RATE--    GOVERNMENT--
      MANAGEMENT     INITIAL CLASS    SERVICE CLASS(A)   INITIAL CLASS    INITIAL CLASS     SERVICE CLASS    INITIAL CLASS
---------------------------------------------------------------------------------------------------------------------------
     $   695,440      $   325,316        $    27,258      $   377,252      $        --       $   333,364      $   230,872
        (184,958)        (737,498)           (16,935)        (202,373)         (27,599)          (65,255)        (295,879)
         (15,413)         (61,458)            (1,411)         (16,865)          (2,300)           (5,438)         (24,657)
     -----------      -----------        -----------      -----------      -----------       -----------      -----------
         495,069         (473,640)             8,912          158,014          (29,899)          262,671          (89,664)
     -----------      -----------        -----------      -----------      -----------       -----------      -----------
       9,683,552       14,753,092            414,929        4,220,264          999,562         2,117,210        6,249,764
      (9,683,724)     (14,919,107)          (403,468)      (3,445,258)        (732,696)       (2,132,991)      (6,435,163)
     -----------      -----------        -----------      -----------      -----------       -----------      -----------
            (172)        (166,015)            11,461          775,006          266,866           (15,781)        (185,399)
              --        1,285,875              8,123               --               --                --               --
            (268)       7,824,750            107,862          518,077          (22,209)           (7,285)         890,306
     -----------      -----------        -----------      -----------      -----------       -----------      -----------
            (440)       8,944,610            127,446        1,293,083          244,657           (23,066)         704,907
     -----------      -----------        -----------      -----------      -----------       -----------      -----------
     $   494,629      $ 8,470,970        $   136,358      $ 1,451,097      $   214,758       $   239,605      $   615,243
     ===========      ===========        ===========      ===========      ===========       ===========      ===========


     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
       INCOME &      INTERNATIONAL      LARGE CAP         MID CAP          MID CAP          MID CAP           MODERATE
       GROWTH--         EQUITY--         GROWTH--          CORE--          GROWTH--         VALUE--         ALLOCATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    SERVICE CLASS(A)
--------------------------------------------------------------------------------------------------------------------------
     $    28,113      $    50,479      $     6,784      $        --      $        --      $    13,425        $    29,007
         (56,582)        (201,321)         (59,663)        (103,731)        (154,177)        (175,525)           (21,662)
          (4,715)         (16,777)          (4,972)          (8,644)         (12,848)         (14,627)            (1,805)
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
         (33,184)        (167,619)         (57,851)        (112,375)        (167,025)        (176,727)             5,540
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
       1,123,261        2,901,856        1,343,361        2,682,166        3,297,326        4,119,165            342,455
        (943,630)      (2,399,727)      (1,717,707)      (1,840,215)      (2,063,212)      (2,811,414)          (322,854)
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
         179,631          502,129         (374,346)         841,951        1,234,114        1,307,751             19,601
          59,159          179,156               --           50,190          210,733          178,871              9,721
         461,992        3,856,843          703,840          268,529         (380,233)         425,881            174,773
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
         700,782        4,538,128          329,494        1,160,670        1,064,614        1,912,503            204,095
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
     $   667,598      $ 4,370,509      $   271,643      $ 1,048,295      $   897,589      $ 1,735,776        $   209,635
     ===========      ===========      ===========      ===========      ===========      ===========        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006


                                                                MAINSTAY VP
                                                                  MODERATE        MAINSTAY VP      MAINSTAY VP
                                                                   GROWTH           S&P 500         SMALL CAP
                                                                ALLOCATION--        INDEX--          GROWTH--
                                                              SERVICE CLASS(A)   INITIAL CLASS    INITIAL CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $    33,813      $   569,915      $        --
  Mortality and expense risk charges........................         (22,578)      (1,384,247)         (62,367)
  Administrative charges....................................          (1,881)        (115,354)          (5,197)
                                                                 -----------      -----------      -----------
      Net investment income (loss)..........................           9,354         (929,686)         (67,564)
                                                                 -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         296,717       26,758,886        1,297,203
  Cost of investments sold..................................        (290,401)     (22,151,100)        (972,129)
                                                                 -----------      -----------      -----------
      Net realized gain (loss) on investments...............           6,316        4,607,786          325,074
  Realized gain distribution received.......................          20,965               --               41
  Change in unrealized appreciation (depreciation) on
    investments.............................................         191,371       11,197,744           (4,558)
                                                                 -----------      -----------      -----------
      Net gain (loss) on investments........................         218,652       15,805,530          320,557
                                                                 -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................     $   228,006      $14,875,844      $   252,993
                                                                 ===========      ===========      ===========


                                                               FIDELITY(R)                        JANUS ASPEN
                                                                   VIP           FIDELITY(R)         SERIES
                                                                 EQUITY-             VIP           BALANCED--
                                                                 INCOME--         MID CAP--      INSTITUTIONAL
                                                              INITIAL CLASS    SERVICE CLASS 2       SHARES
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   865,385       $    15,598      $   822,989
  Mortality and expense risk charges........................      (311,605)         (109,184)        (474,731)
  Administrative charges....................................       (25,967)           (9,099)         (39,561)
                                                               -----------       -----------      -----------
      Net investment income (loss)..........................       527,813          (102,685)         308,697
                                                               -----------       -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     4,715,352         2,047,140        8,865,463
  Cost of investments sold..................................    (4,268,274)       (1,564,252)      (9,465,256)
                                                               -----------       -----------      -----------
      Net realized gain (loss) on investments...............       447,078           482,888         (599,793)
  Realized gain distribution received.......................     3,122,092         1,040,031               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       340,666          (566,649)       3,755,693
                                                               -----------       -----------      -----------
      Net gain (loss) on investments........................     3,909,836           956,270        3,155,900
                                                               -----------       -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 4,437,649       $   853,585      $ 3,464,597
                                                               ===========       ===========      ===========

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                             COLUMBIA
                                           ALGER                            SMALL CAP
     MAINSTAY VP                          AMERICAN          CALVERT         VALUE FUND       DREYFUS IP       FIDELITY(R)
        TOTAL         MAINSTAY VP          SMALL             SOCIAL          VARIABLE        TECHNOLOGY           VIP
       RETURN--         VALUE--       CAPITALIZATION--      BALANCED         SERIES--         GROWTH--      CONTRAFUND(R)--
    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES      PORTFOLIO         CLASS B       INITIAL CLASS     INITIAL CLASS
---------------------------------------------------------------------------------------------------------------------------
     $   477,428      $   160,392       $        --       $    50,504      $     7,103      $        --       $   720,612
        (964,524)        (537,008)         (129,592)          (28,783)         (22,859)         (12,969)         (679,981)
         (80,377)         (44,751)          (10,799)           (2,399)          (1,905)          (1,081)          (56,665)
     -----------      -----------       -----------       -----------      -----------      -----------       -----------
        (567,473)        (421,367)         (140,391)           19,322          (17,661)         (14,050)          (16,034)
     -----------      -----------       -----------       -----------      -----------      -----------       -----------
      16,637,336        9,232,022         2,634,972           619,715          623,358          569,934         9,174,227
     (15,810,835)      (7,059,150)       (2,706,319)         (620,155)        (524,203)        (549,264)       (6,913,177)
     -----------      -----------       -----------       -----------      -----------      -----------       -----------
         826,501        2,172,872           (71,347)             (440)          99,155           20,670         2,261,050
         983,670          650,698                --            38,755           55,324               --         4,489,078
       4,887,056        4,758,209         1,954,255           105,341          123,969           26,598        (1,270,236)
     -----------      -----------       -----------       -----------      -----------      -----------       -----------
       6,697,227        7,581,779         1,882,908           143,656          278,448           47,268         5,479,892
     -----------      -----------       -----------       -----------      -----------      -----------       -----------
     $ 6,129,754      $ 7,160,412       $ 1,742,517       $   162,978      $   260,787      $    33,218       $ 5,463,858
     ===========      ===========       ===========       ===========      ===========      ===========       ===========


     JANUS ASPEN
        SERIES                                                            NEUBERGER          ROYCE            ROYCE
      WORLDWIDE          MFS(R)           MFS(R)           MFS(R)         BERMAN AMT       MICRO-CAP        SMALL-CAP
       GROWTH--        INVESTORS         RESEARCH        UTILITIES         MID-CAP        PORTFOLIO--      PORTFOLIO--
    INSTITUTIONAL    TRUST SERIES--      SERIES--        SERVICES--        GROWTH--        INVESTMENT       INVESTMENT
        SHARES       INITIAL CLASS    INITIAL CLASS    SERVICE CLASS       CLASS S           CLASS            CLASS
------------------------------------------------------------------------------------------------------------------------
     $   507,809      $     6,242      $     8,709      $   202,352      $        --      $     2,942      $       842
        (354,839)         (14,706)         (20,394)        (134,157)          (7,201)         (14,027)         (13,411)
         (29,570)          (1,225)          (1,699)         (11,180)            (600)          (1,169)          (1,118)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         123,400           (9,689)         (13,384)          57,015           (7,801)         (12,254)         (13,687)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
       8,240,383          331,950          438,707        2,058,669          280,315          767,763          280,810
     (15,142,732)        (326,342)        (469,693)      (1,639,220)        (221,147)        (725,774)        (263,657)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
      (6,902,349)           5,608          (30,986)         419,449           59,168           41,989           17,153
              --               --               --          412,402               --           89,609           62,677
      11,203,679          136,448          185,925        2,085,789            9,606           30,928           55,589
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
       4,301,330          142,056          154,939        2,917,640           68,774          162,526          135,419
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
     $ 4,424,730      $   132,367      $   141,555      $ 2,974,655      $    60,973      $   150,272      $   121,732
     ===========      ===========      ===========      ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006

                                                                                                     VAN KAMPEN
                                                               T. ROWE PRICE        VAN ECK             UIF
                                                                  EQUITY           WORLDWIDE          EMERGING
                                                                  INCOME             HARD             MARKETS
                                                                 PORTFOLIO          ASSETS        EQUITY-- CLASS I
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    271,001      $      6,208       $     84,992
  Mortality and expense risk charges........................       (208,183)         (137,257)          (133,984)
  Administrative charges....................................        (17,349)          (11,438)           (11,165)
                                                               ------------      ------------       ------------
      Net investment income (loss)..........................         45,469          (142,487)           (60,157)
                                                               ------------      ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      3,384,613         2,183,338          1,872,424
  Cost of investments sold..................................     (2,789,034)       (1,008,213)          (813,779)
                                                               ------------      ------------       ------------
      Net realized gain (loss) on investments...............        595,579         1,175,125          1,058,645
  Realized gain distribution received.......................        477,749           528,303            261,022
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,667,185           409,092          2,022,555
                                                               ------------      ------------       ------------
      Net gain (loss) on investments........................      2,740,513         2,112,520          3,342,222
                                                               ------------      ------------       ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  2,785,982      $  1,970,033       $  3,282,065
                                                               ============      ============       ============

                                                                  VICTORY
                                                                    VIF
                                                                DIVERSIFIED
                                                              STOCK--CLASS A
                                                                  SHARES
                                                              ---------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $      2,982
  Mortality and expense risk charges........................        (11,662)
  Administrative charges....................................           (972)
                                                               ------------
      Net investment income (loss)..........................         (9,652)
                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        238,824
  Cost of investments sold..................................       (213,772)
                                                               ------------
      Net realized gain (loss) on investments...............         25,052
  Realized gain distribution received.......................         27,920
  Change in unrealized appreciation (depreciation) on
    investments.............................................         65,639
                                                               ------------
      Net gain (loss) on investments........................        118,611
                                                               ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    108,959
                                                               ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2006
and December 31, 2005


                                                             MAINSTAY VP                   MAINSTAY VP
                                                             BALANCED--                      BOND--
                                                            SERVICE CLASS                 INITIAL CLASS
                                                     ---------------------------   ---------------------------
                                                         2006         2005(A)          2006           2005
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $     35,247   $      9,111   $    (53,861)  $    508,823
    Net realized gain (loss) on investments........        54,676          6,211       (208,080)       155,988
    Realized gain distribution received............        56,298         15,199             --             --
    Change in unrealized appreciation
      (depreciation) on investments................       301,318         36,418        971,670       (408,736)
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................       447,539         66,939        709,729        256,075
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       222,829        240,945        398,584        315,835
    Policyowners' surrenders.......................      (514,006)       (75,730)    (3,760,796)    (3,798,696)
    Policyowners' annuity and death benefits.......       (16,767)            --     (1,219,563)      (442,306)
    Net transfers from (to) Fixed Account..........        45,160         89,090       (145,200)      (501,930)
    Transfers between Investment Divisions.........     1,747,120      3,700,234     (1,100,830)      (552,511)
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........     1,484,336      3,954,539     (5,827,805)    (4,979,608)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (1,637)           (23)        (2,553)        (1,360)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........     1,930,238      4,021,455     (5,120,629)    (4,724,893)
NET ASSETS:
    Beginning of period............................     4,021,455             --     27,929,884     32,654,777
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $  5,951,693   $  4,021,455   $ 22,809,255   $ 27,929,884
                                                     ============   ============   ============   ============

                                                                                           MAINSTAY VP
                                                             MAINSTAY VP                   DEVELOPING
                                                            CONVERTIBLE--                   GROWTH--
                                                            INITIAL CLASS                 INITIAL CLASS
                                                     ---------------------------   ---------------------------
                                                         2006           2005           2006           2005
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   158,014    $     28,167   $    (29,899)  $    (25,923)
    Net realized gain (loss) on investments........      775,006        (163,182)       266,866         93,621
    Realized gain distribution received............           --              --             --             --
    Change in unrealized appreciation
      (depreciation) on investments................      518,077       1,016,444        (22,209)       127,020
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................    1,451,097         881,429        214,758        194,718
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............      410,358         210,684         15,568         32,471
    Policyowners' surrenders.......................   (3,074,326)     (2,439,147)      (315,111)      (153,093)
    Policyowners' annuity and death benefits.......     (426,028)       (325,903)        (3,456)            --
    Net transfers from (to) Fixed Account..........      (31,410)       (178,760)       (28,610)       (18,225)
    Transfers between Investment Divisions.........     (248,261)     (1,353,377)        45,860          1,686
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........   (3,369,667)     (4,086,503)      (285,749)      (137,161)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....       (6,901)           (802)        (1,244)            99
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........   (1,925,471)     (3,205,876)       (72,235)        57,656
NET ASSETS:
    Beginning of period............................   17,836,603      21,042,479      2,154,937      2,097,281
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $15,911,132    $ 17,836,603   $  2,082,702   $  2,154,937
                                                     ============   ============   ============   ============

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period June 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.
  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                                                                                               MainStay VP
            MainStay VP                                                 MainStay VP           Conservative
      Capital Appreciation--              MainStay VP                 Common Stock--          Allocation--
           Initial Class                Cash Management                Initial Class          Service Class
    ---------------------------   ---------------------------   ---------------------------   -------------
        2006           2005           2006           2005           2006           2005          2006(d)
-----------------------------------------------------------------------------------------------------------
    $   (996,594)  $ (1,584,092)  $    495,069   $    285,143   $   (473,640)  $   (244,144)  $      8,912
        (768,764)     2,475,111           (172)          (715)      (166,015)    (1,324,360)        11,461
              --             --             --             --      1,285,875        766,158          8,123
       4,772,550      6,657,252           (268)         1,064      7,824,750      4,793,285        107,862
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,007,192      7,548,271        494,629        285,492      8,470,970      3,990,939        136,358
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,264,347      1,352,305        822,000      1,533,707        570,654      1,007,333        403,546
     (14,278,420)   (16,081,795)    (6,936,869)    (5,526,972)    (8,668,350)    (7,942,217)      (285,363)
      (1,178,279)    (2,128,366)      (552,903)      (459,090)    (1,246,541)    (1,460,559)        (5,544)
        (414,318)    (1,272,500)      (285,932)      (858,437)      (198,228)      (551,654)        31,799
      (9,016,170)   (13,078,311)     5,485,549      2,333,253     (3,985,157)    (4,023,436)     2,624,661
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (23,622,840)   (31,208,667)    (1,468,155)    (2,977,539)   (13,527,622)   (12,970,533)     2,769,099
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (23,818)        10,214         (1,783)        (1,343)       (33,294)         4,959           (362)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (20,639,466)   (23,650,182)      (975,309)    (2,693,390)    (5,089,946)    (8,974,635)     2,905,095
     115,792,788    139,442,970     16,122,355     18,815,745     64,667,671     73,642,306             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 95,153,322   $115,792,788   $ 15,147,046   $ 16,122,355   $ 59,577,725   $ 64,667,671   $  2,905,095
    ============   ============   ============   ============   ============   ============   ============

                                                                 MAINSTAY VP            MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP              GROWTH               HIGH YIELD
          FLOATING RATE--                GOVERNMENT--           ALLOCATION--         CORPORATE BOND--
           SERVICE CLASS                 INITIAL CLASS          SERVICE CLASS          INITIAL CLASS
    ---------------------------   ---------------------------   -------------   ---------------------------
        2006         2005(b)          2006           2005          2006(d)          2006           2005
-----------------------------------------------------------------------------------------------------------
    $    262,671   $     31,733   $    (89,664)  $    469,108   $        100    $    604,434   $  6,015,087
         (15,781)         1,569       (185,399)        13,703         24,681       1,750,490     (3,271,921)
              --             --             --             --         12,231              --             --
          (7,285)        (7,040)       890,306       (155,745)       140,476       9,806,777       (679,967)
    ------------   ------------   ------------   ------------   ------------    ------------   ------------
         239,605         26,262        615,243        327,066        177,488      12,161,701      2,063,199
    ------------   ------------   ------------   ------------   ------------    ------------   ------------
         870,252        768,553        314,414        318,234         44,486       2,192,712      2,178,452
      (1,563,801)       (25,937)    (3,092,237)    (4,884,563)      (145,718)    (21,802,665)   (20,360,523)
        (109,523)            --       (706,883)    (1,199,993)            --      (2,687,970)    (3,161,031)
         440,234        (86,385)      (196,092)      (276,472)        45,250        (929,214)    (2,221,380)
       5,588,949      2,197,942     (1,915,312)      (792,964)     1,869,359      (5,238,967)    (1,390,500)
    ------------   ------------   ------------   ------------   ------------    ------------   ------------
       5,226,111      2,854,173     (5,596,110)    (6,835,758)     1,813,377     (28,466,104)   (24,954,982)
    ------------   ------------   ------------   ------------   ------------    ------------   ------------
            (728)           (59)        (2,335)        (1,731)          (427)        (34,327)        (3,062)
    ------------   ------------   ------------   ------------   ------------    ------------   ------------
       5,464,988      2,880,376     (4,983,202)    (6,510,423)     1,990,438     (16,338,730)   (22,894,845)
       2,880,376             --     27,257,787     33,768,210             --     134,047,167    156,942,012
    ------------   ------------   ------------   ------------   ------------    ------------   ------------
    $  8,345,364   $  2,880,376   $ 22,274,585   $ 27,257,787   $  1,990,438    $117,708,437   $134,047,167
    ============   ============   ============   ============   ============    ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005


                                                             MainStay VP                   MainStay VP
                                                        ICAP Select Equity--            Income & Growth--
                                                            Initial Class                 Initial Class
                                                     ---------------------------   ---------------------------
                                                         2006           2005           2006           2005
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (26,934)  $    (13,966)  $    (33,184)  $    (11,652)
    Net realized gain (loss) on investments........       111,229         55,448        179,631       (124,993)
    Realized gain distribution received............        13,468         26,621         59,159             --
    Change in unrealized appreciation
      (depreciation) on investments................       342,001         31,185        461,992        309,800
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................       439,764         99,288        667,598        173,155
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............        71,335         47,917         52,923        129,633
    Policyowners' surrenders.......................      (308,403)      (569,749)      (324,131)    (1,260,320)
    Policyowners' annuity and death benefits.......        (3,282)      (110,806)      (181,579)       (53,998)
    Net transfers from (to) Fixed Account..........         8,802        (16,272)       (73,458)       (23,031)
    Transfers between Investment Divisions.........       154,042       (337,699)      (360,846)       720,208
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........       (77,506)      (986,609)      (887,091)      (487,508)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (1,666)           212         (2,802)           664
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........       360,592       (887,109)      (222,295)      (313,689)
NET ASSETS:
    Beginning of period............................     2,580,983      3,468,092      4,995,647      5,309,336
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $  2,941,575   $  2,580,983   $  4,773,352   $  4,995,647
                                                     ============   ============   ============   ============

                                                                                                    MAINSTAY VP
                                                             MAINSTAY VP            MAINSTAY VP      MODERATE
                                                               MID CAP               MODERATE         GROWTH
                                                               VALUE--             ALLOCATION--    ALLOCATION--
                                                            INITIAL CLASS          SERVICE CLASS   SERVICE CLASS
                                                     ---------------------------   -------------   -------------
                                                         2006           2005          2006(d)         2006(d)
                                                     -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   (176,727)  $    (76,135)  $      5,540    $      9,354
    Net realized gain (loss) on investments........     1,307,751        407,592         19,601           6,316
    Realized gain distribution received............       178,871        699,273          9,721          20,965
    Change in unrealized appreciation
      (depreciation) on investments................       425,881       (364,553)       174,773         191,371
                                                     ------------   ------------   ------------    ------------
      Net increase (decrease) in net assets
        resulting from operations..................     1,735,776        666,177        209,635         228,006
                                                     ------------   ------------   ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       370,953        507,079        237,166         584,613
    Policyowners' surrenders.......................    (2,510,339)    (2,347,709)      (126,439)        (69,088)
    Policyowners' annuity and death benefits.......      (227,367)      (136,830)        (5,131)             --
    Net transfers from (to) Fixed Account..........       (21,150)      (107,683)        61,684          68,718
    Transfers between Investment Divisions.........      (773,650)     3,995,687      3,030,293       3,472,784
                                                     ------------   ------------   ------------    ------------
      Net contributions and (withdrawals)..........    (3,161,553)     1,910,544      3,197,573       4,057,027
                                                     ------------   ------------   ------------    ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (6,426)         1,055           (599)           (650)
                                                     ------------   ------------   ------------    ------------
        Increase (decrease) in net assets..........    (1,432,203)     2,577,776      3,406,609       4,284,383
NET ASSETS:
    Beginning of period............................    15,359,886     12,782,110             --              --
                                                     ------------   ------------   ------------    ------------
    End of period..................................  $ 13,927,683   $ 15,359,886   $  3,406,609    $  4,284,383
                                                     ============   ============   ============    ============

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period June 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                                                                        MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                     MID CAP                       MID CAP
      INTERNATIONAL EQUITY--          LARGE CAP GROWTH--                  CORE--                       GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
-------------------------------------------------------------------------------------------------------------------------
    $   (167,619)  $     58,556   $    (57,851)  $    (67,655)  $   (112,375)  $    (49,019)  $   (167,025)  $   (142,028)
         502,129        423,379       (374,346)      (845,605)       841,951        322,115      1,234,114        527,000
         179,156        592,752             --             --         50,190        810,172        210,733          5,731
       3,856,843       (152,333)       703,840        992,064        268,529        (59,964)      (380,233)     1,223,954
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,370,509        922,354        271,643         78,804      1,048,295      1,023,304        897,589      1,614,657
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         447,212        315,532        139,147        117,252        235,707        198,340        234,511        280,673
      (2,509,318)    (1,917,038)      (750,781)      (568,468)    (1,683,963)      (830,840)    (1,618,475)    (1,175,170)
        (287,301)      (151,598)       (18,526)      (114,560)      (350,903)       (17,114)      (166,653)       (41,883)
          35,162       (117,689)       (37,490)       (26,392)       (11,876)        21,845        (49,010)        (4,823)
       2,552,124      2,999,224        273,915       (889,875)       351,181      2,535,829       (268,118)     2,634,599
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         237,879      1,128,431       (393,735)    (1,482,043)    (1,459,854)     1,908,060     (1,867,745)     1,693,396
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (14,575)           214         (1,533)         1,103         (4,341)          (841)        (5,955)          (726)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,593,813      2,050,999       (123,625)    (1,402,136)      (415,900)     2,930,523       (976,111)     3,307,327
      14,883,277     12,832,278      5,043,380      6,445,516      8,693,304      5,762,781     12,739,862      9,432,535
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 19,477,090   $ 14,883,277   $  4,919,755   $  5,043,380   $  8,277,404   $  8,693,304   $ 11,763,751   $ 12,739,862
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP
              S&P 500                     MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              INDEX--                      SMALL CAP                  TOTAL RETURN--                    VALUE--
           INITIAL CLASS             GROWTH--INITIAL CLASS             INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
-------------------------------------------------------------------------------------------------------------------------
    $   (929,686)  $   (259,026)  $    (67,564)  $    (70,462)  $   (567,473)  $    102,128   $   (421,367)  $    (80,920)
       4,607,786      4,255,045        325,074        355,930        826,501      1,834,860      2,172,872       (336,989)
              --             --             41         91,861        983,670             --        650,698             --
      11,197,744        (19,649)        (4,558)      (262,627)     4,887,056      2,386,177      4,758,209      2,626,544
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      14,875,844      3,976,370        252,993        114,702      6,129,754      4,323,165      7,160,412      2,208,635
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,516,385      1,796,640        126,504        143,017      1,050,394      1,070,157        712,384        710,743
     (17,317,928)   (16,315,733)      (416,045)      (452,302)   (10,214,007)   (13,268,043)    (6,236,180)    (5,768,430)
      (1,785,610)    (2,606,603)       (38,911)        (3,082)    (1,888,749)    (1,563,121)      (908,669)      (861,795)
        (687,671)    (1,674,324)        (7,399)       (77,882)      (531,363)      (970,764)      (209,430)      (163,333)
      (6,812,974)    (5,839,332)      (420,785)      (175,010)    (3,619,738)    (6,242,144)    (1,454,507)    (1,922,812)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (25,087,798)   (24,639,352)      (756,636)      (565,259)   (15,203,463)   (20,973,915)    (8,096,402)    (8,005,627)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (57,311)        13,089         (1,936)         1,354        (25,881)         2,622        (25,908)         2,463
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (10,269,265)   (20,649,893)      (505,579)      (449,203)    (9,099,590)   (16,648,128)      (961,898)    (5,794,529)
     122,732,786    143,382,679      5,324,165      5,773,368     85,368,960    102,017,088     45,425,430     51,219,959
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $112,463,521   $122,732,786   $  4,818,586   $  5,324,165   $ 76,269,370   $ 85,368,960   $ 44,463,532   $ 45,425,430
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005


                                                           ALGER AMERICAN                    CALVERT
                                                       SMALL CAPITALIZATION--            SOCIAL BALANCED
                                                           CLASS O SHARES                   PORTFOLIO
                                                     ---------------------------   ---------------------------
                                                         2006           2005           2006           2005
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   (140,391)  $   (124,507)  $     19,322   $     10,452
    Net realized gain (loss) on investments........       (71,347)      (512,350)          (440)      (151,552)
    Realized gain distribution received............            --             --         38,755             --
    Change in unrealized appreciation
      (depreciation) on investments................     1,954,255      2,021,065        105,341        246,745
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................     1,742,517      1,384,208        162,978        105,645
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       234,072        154,019          6,185         23,393
    Policyowners' surrenders.......................    (1,711,163)    (1,172,865)      (325,061)      (320,627)
    Policyowners' annuity and death benefits.......      (203,223)       (48,943)       (54,250)       (20,501)
    Net transfers from (to) Fixed Account..........       (60,352)      (254,223)           833        (91,677)
    Transfers between Investment Divisions.........       575,925        149,925       (136,355)      (308,122)
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........    (1,164,741)    (1,172,087)      (508,648)      (717,534)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (8,088)        (1,004)          (692)            35
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........       569,688        211,117       (346,362)      (611,854)
NET ASSETS:
    Beginning of period............................    10,101,255      9,890,138      2,591,864      3,203,718
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $ 10,670,943   $ 10,101,255   $  2,245,502   $  2,591,864
                                                     ============   ============   ============   ============


                                                           FIDELITY(R) VIP                 JANUS ASPEN
                                                              MID CAP--                 SERIES BALANCED--
                                                           SERVICE CLASS 2            INSTITUTIONAL SHARES
                                                     ---------------------------   ---------------------------
                                                         2006           2005           2006           2005
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   (102,685)  $    (85,816)  $    308,697   $    406,470
    Net realized gain (loss) on investments........       482,888        231,474       (599,793)      (782,123)
    Realized gain distribution received............     1,040,031         86,773             --             --
    Change in unrealized appreciation
      (depreciation) on investments................      (566,649)       881,907      3,755,693      3,038,799
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................       853,585      1,114,338      3,464,597      2,663,146
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       360,003        303,767        834,362        553,252
    Policyowners' surrenders.......................      (997,638)      (873,560)    (5,582,826)    (5,177,951)
    Policyowners' annuity and death benefits.......        (2,275)       (17,729)      (698,636)      (735,301)
    Net transfers from (to) Fixed Account..........       (17,191)        56,957       (246,308)      (273,109)
    Transfers between Investment Divisions.........       642,610      3,232,083     (2,265,273)    (3,933,348)
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........       (14,491)     2,701,518     (7,958,681)    (9,566,457)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (4,485)        (1,556)       (13,398)          (946)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........       834,609      3,814,300     (4,507,482)    (6,904,257)
NET ASSETS:
    Beginning of period............................     8,083,124      4,268,824     42,249,398     49,153,655
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $  8,917,733   $  8,083,124   $ 37,741,916   $ 42,249,398
                                                     ============   ============   ============   ============

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period June 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

        COLUMBIA SMALL CAP                DREYFUS IP                    FIDELITY(R)
            VALUE FUND,                   TECHNOLOGY                        VIP                     FIDELITY(R) VIP
         VARIABLE SERIES--                 GROWTH--                   CONTRAFUND(R)--               EQUITY-INCOME--
              CLASS B                   INITIAL SHARES                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
-------------------------------------------------------------------------------------------------------------------------
    $    (17,661)  $     (7,763)  $    (14,050)  $    (17,200)  $    (16,034)  $   (535,034)  $    527,813   $     95,565
          99,155          1,066         20,670        (18,147)     2,261,050      1,627,310        447,078        (84,903)
          55,324          1,618             --             --      4,489,078          9,796      3,122,092        954,558
         123,969         60,477         26,598         42,188     (1,270,236)     6,672,099        340,666        163,871
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         260,787         55,398         33,218          6,841      5,463,858      7,774,171      4,437,649      1,129,091
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          94,917        105,661         21,428         40,086      1,196,111        733,594        613,880        424,700
        (322,362)       (14,841)      (252,705)      (160,512)    (7,844,757)    (6,299,906)    (3,697,614)    (3,394,617)
          (3,014)        (3,285)        (3,200)            --       (714,913)      (847,062)      (442,038)      (286,661)
          14,261          9,846          1,348         (7,349)       (28,280)      (113,626)       (90,684)      (161,952)
       1,014,974        835,008        (64,602)      (305,495)       541,712      3,070,462        120,007      1,135,798
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         798,776        932,389       (297,731)      (433,270)    (6,850,127)    (3,456,538)    (3,496,449)    (2,282,732)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (958)           (71)          (150)           351        (27,647)        (8,263)       (16,453)         1,759
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,058,605        987,716       (264,663)      (426,078)    (1,413,916)     4,309,370        924,747     (1,151,882)
       1,127,437        139,721      1,281,171      1,707,249     56,939,212     52,629,842     25,987,957     27,139,839
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  2,186,042   $  1,127,437   $  1,016,508   $  1,281,171   $ 55,525,296   $ 56,939,212   $ 26,912,704   $ 25,987,957
    ============   ============   ============   ============   ============   ============   ============   ============


            JANUS ASPEN
         SERIES WORLDWIDE              MFS(R) INVESTORS                   MFS(R)                        MFS(R)
             GROWTH--                   TRUST SERIES--               RESEARCH SERIES--           UTILITIES SERVICES--
       INSTITUTIONAL SHARES              INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
-------------------------------------------------------------------------------------------------------------------------
    $    123,400   $     10,499   $     (9,689)  $    (10,036)  $    (13,384)  $    (16,071)  $     57,015   $    (53,286)
      (6,902,349)    (5,737,497)         5,608        (51,964)       (30,986)      (237,164)       419,449        157,950
              --             --             --             --             --             --        412,402             --
      11,203,679      6,970,982        136,448        135,368        185,925        380,685      2,085,789        718,092
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,424,730      1,243,984        132,367         73,368        141,555        127,450      2,974,655        822,756
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         474,982        362,184         27,021         17,966         15,547         21,995        534,428        651,436
      (4,565,480)    (4,090,986)      (178,554)      (158,692)      (238,611)      (243,297)    (1,457,146)    (1,086,892)
        (459,253)      (376,009)            --        (10,765)       (11,183)       (46,756)       (62,924)       (35,555)
        (217,307)      (389,288)       (13,950)       (41,189)         4,254        (41,185)        61,792        207,835
      (2,837,990)    (5,155,604)       (67,433)           254       (115,609)        67,328      2,472,001      7,185,256
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (7,605,048)    (9,649,703)      (232,916)      (192,426)      (345,602)      (241,915)     1,548,151      6,922,080
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (14,205)         3,367           (536)           (27)          (678)           (23)        (9,980)        (1,045)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,194,523)    (8,402,352)      (101,085)      (119,085)      (204,725)      (114,488)     4,512,826      7,743,791
      32,110,944     40,513,296      1,322,023      1,441,108      1,886,178      2,000,666      9,537,686      1,793,895
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 28,916,421   $ 32,110,944   $  1,220,938   $  1,322,023   $  1,681,453   $  1,886,178   $ 14,050,512   $  9,537,686
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                                              Royce
                                                          Neuberger Berman                  Micro-Cap
                                                             AMT Mid-Cap                   Portfolio--
                                                           Growth--Class S              Investment Class
                                                     ---------------------------   ---------------------------
                                                         2006           2005           2006         2005(b)
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $     (7,801)  $     (4,643)  $    (12,254)  $        391
    Net realized gain (loss) on investments........        59,168         11,921         41,989            737
    Realized gain distribution received............            --             --         89,609          3,688
    Change in unrealized appreciation
      (depreciation) on investments................         9,606         45,702         30,928         10,977
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................        60,973         52,980        150,272         15,793
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............        13,787         19,269        111,968          2,660
    Policyowners' surrenders.......................       (28,383)       (17,280)      (165,107)            --
    Policyowners' annuity and death benefits.......        (3,377)        (2,246)            --             --
    Net transfers from (to) Fixed Account..........           (67)           781         21,639          5,477
    Transfers between Investment Divisions.........        35,723        261,879      1,347,278        288,171
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........        17,683        262,403      1,315,778        296,308
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....          (291)           (40)          (550)           (14)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........        78,365        315,343      1,465,500        312,087
NET ASSETS:
    Beginning of period............................       525,247        209,904        312,087             --
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $    603,612   $    525,247   $  1,777,587   $    312,087
                                                     ============   ============   ============   ============


                                                             VAN KAMPEN                      VICTORY
                                                                 UIF                           VIF
                                                          EMERGING MARKETS             DIVERSIFIED STOCK--
                                                           EQUITY--CLASS I               CLASS A SHARES
                                                     ---------------------------   ---------------------------
                                                         2006           2005           2006           2005
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (60,157)  $    (63,521)  $     (9,652)  $     (7,115)
    Net realized gain (loss) on investments........     1,058,645         36,187         25,052         17,028
    Realized gain distribution received............       261,022             --         27,920             --
    Change in unrealized appreciation
      (depreciation) on investments................     2,022,555      2,108,391         65,639         49,797
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................     3,282,065      2,081,057        108,959         59,710
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       213,375        155,231         20,234         38,495
    Policyowners' surrenders.......................    (1,166,020)      (743,308)      (149,913)       (49,615)
    Policyowners' annuity and death benefits.......       (97,464)       (85,705)        (1,162)        (1,177)
    Net transfers from (to) Fixed Account..........        98,803        (27,916)        (8,333)         2,773
    Transfers between Investment Divisions.........     1,398,746      1,765,268        470,928        454,726
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........       447,440      1,063,570        331,754        445,202
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....       (13,333)        (2,593)          (385)           (74)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........     3,716,172      3,142,034        440,328        504,838
NET ASSETS:
    Beginning of period............................     9,133,492      5,991,458        738,038        233,200
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $ 12,849,664   $  9,133,492   $  1,178,366   $    738,038
                                                     ============   ============   ============   ============

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period June 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

               ROYCE
             SMALL-CAP                   T. ROWE PRICE                    VAN ECK
            PORTFOLIO--                  EQUITY INCOME                   WORLDWIDE
         INVESTMENT CLASS                  PORTFOLIO                    HARD ASSETS
    ---------------------------   ---------------------------   ---------------------------
        2006         2005(c)          2006           2005           2006           2005
    ---------------------------------------------------------------------------------------
    $    (13,687)  $     (2,207)  $     45,469   $     47,937   $   (142,487)  $    (51,346)
          17,153            307        595,579        249,828      1,175,125        299,365
          62,677          5,306        477,749        800,310        528,303             --
          55,589          5,450      1,667,185       (668,397)       409,092      1,765,111
    ------------   ------------   ------------   ------------   ------------   ------------
         121,732          8,856      2,785,982        429,678      1,970,033      2,013,130
    ------------   ------------   ------------   ------------   ------------   ------------
          62,276          9,732        395,038        377,281        614,864        141,400
        (213,758)        (8,993)    (2,970,878)    (1,956,308)    (1,323,663)      (589,019)
          (8,423)            --       (116,557)      (142,688)       (28,570)       (36,397)
          10,783          1,770         62,806        120,480        112,741         52,859
         890,586        516,917        697,852      2,215,713      3,298,399      4,003,088
    ------------   ------------   ------------   ------------   ------------   ------------
         741,464        519,426     (1,931,739)       614,478      2,673,771      3,571,931
    ------------   ------------   ------------   ------------   ------------   ------------
            (502)            (1)       (10,163)         1,500        (11,297)        (3,684)
    ------------   ------------   ------------   ------------   ------------   ------------
         862,694        528,281        844,080      1,045,656      4,632,507      5,581,377
         528,281             --     17,014,092     15,968,436      7,975,656      2,394,279
    ------------   ------------   ------------   ------------   ------------   ------------
    $  1,390,975   $    528,281   $ 17,858,172   $ 17,014,092   $ 12,608,163   $  7,975,656
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                                BALANCED--          BOND--        APPRECIATION--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  7,544,286      $ 24,659,319      $127,859,365
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         17,368            30,461           (26,149)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         23,369            76,809           408,892
    Administrative charges..................................          1,947             6,401            34,074
                                                               ------------      ------------      ------------
      Total net assets......................................   $  7,536,338      $ 24,606,570      $127,390,250
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  7,536,338      $ 24,606,570      $127,390,250
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      11.41      $      17.67      $      23.56
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  7,099,630      $ 24,587,756      $154,070,842
                                                               ============      ============      ============

                                                                                  MAINSTAY VP
                                                                MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                                                  GROWTH           CORPORATE        ICAP SELECT
                                                               ALLOCATION--         BOND--           EQUITY--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  3,073,335      $ 98,283,516      $  5,070,919
  Dividends due and accrued.................................         37,240                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          1,362           (43,142)            8,753
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          8,547           309,075            15,746
    Administrative charges..................................            712            25,756             1,312
                                                               ------------      ------------      ------------
      Total net assets......................................   $  3,102,678      $ 97,905,543      $  5,062,614
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  3,102,678      $ 97,905,543      $  5,062,614
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      11.01      $      25.89      $      14.32
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  2,896,995      $ 82,995,978      $  3,877,611
                                                               ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
         CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
      MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $ 18,682,908      $ 78,563,507      $  2,499,875      $ 15,972,559      $  2,941,228      $  6,220,691      $ 21,816,717
           74,134                --            30,727                --                --            33,907                --
             (888)          (95,133)            4,000            (4,185)              (30)            2,785            13,038
           56,738           251,219             7,130            50,860             9,839            18,613            67,958
            4,728            20,935               594             4,238               820             1,551             5,663
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 18,694,688      $ 78,196,220      $  2,526,878      $ 15,913,276      $  2,930,539      $  6,237,219      $ 21,756,134
     ============      ============      ============      ============      ============      ============      ============
     $ 18,694,688      $ 78,196,220      $  2,526,878      $ 15,913,276      $  2,930,539      $  6,237,219      $ 21,756,134
     ============      ============      ============      ============      ============      ============      ============
     $       1.39      $      31.41      $      10.57      $      20.22      $      11.82      $      10.54      $      17.86
     ============      ============      ============      ============      ============      ============      ============
     $ 18,683,225      $ 78,541,625      $  2,390,671      $ 13,122,383      $  2,357,487      $  6,234,056      $ 22,147,010
     ============      ============      ============      ============      ============      ============      ============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       INCOME &        INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE
       GROWTH--          EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $  5,760,213      $ 22,915,457      $  7,222,053      $ 10,836,696      $ 14,900,967      $ 17,507,092      $  6,062,412
               --                --                --                --                --                --            69,487
              723            22,747            (5,958)           (2,991)           (3,480)           12,890            18,414
           18,783            72,616            22,554            34,671            48,933            54,856            16,442
            1,565             6,051             1,879             2,889             4,078             4,571             1,370
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  5,740,588      $ 22,859,537      $  7,191,662      $ 10,796,145      $ 14,844,476      $ 17,460,555      $  6,132,501
     ============      ============      ============      ============      ============      ============      ============
     $  5,740,588      $ 22,859,537      $  7,191,662      $ 10,796,145      $ 14,844,476      $ 17,460,555      $  6,132,501
     ============      ============      ============      ============      ============      ============      ============
     $      13.72      $      24.37      $      13.47      $      17.11      $      14.86      $      14.33      $      10.79
     ============      ============      ============      ============      ============      ============      ============
     $  4,537,586      $ 16,481,294      $  6,991,746      $  9,126,496      $ 11,696,680      $ 14,367,505      $  5,761,961
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                                MAINSTAY VP
                                                                 MODERATE         MAINSTAY VP       MAINSTAY VP
                                                                  GROWTH            S&P 500          SMALL CAP
                                                               ALLOCATION--         INDEX--          GROWTH--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  7,901,440      $152,838,881      $  6,176,711
  Dividends due and accrued.................................        102,042                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         74,710            21,214               225
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         22,378           490,188            20,042
    Administrative charges..................................          1,865            40,849             1,670
                                                               ------------      ------------      ------------
      Total net assets......................................   $  8,053,949      $152,329,058      $  6,155,224
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  8,053,949      $152,329,058      $  6,155,224
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      11.04      $      33.45      $      11.37
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  7,422,221      $132,470,685      $  5,341,796
                                                               ============      ============      ============

                                                                FIDELITY(R)                         JANUS ASPEN
                                                                    VIP           FIDELITY(R)         SERIES
                                                                  EQUITY-             VIP           BALANCED--
                                                                 INCOME--          MID CAP--       INSTITUTIONAL
                                                               INITIAL CLASS    SERVICE CLASS 2       SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 33,897,830      $ 14,787,592      $ 65,807,158
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         34,261            (2,206)           36,023
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        107,546            46,849           207,911
    Administrative charges..................................          8,962             3,904            17,326
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 33,815,583      $ 14,734,633      $ 65,617,944
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 33,815,583      $ 14,734,633      $ 65,617,944
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      22.14      $      18.18      $      23.92
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 30,355,245      $ 13,276,000      $ 59,102,625
                                                               ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                COLUMBIA
                                             ALGER                              SMALL CAP
      MAINSTAY VP                           AMERICAN           CALVERT         VALUE FUND        DREYFUS IP        FIDELITY(R)
         TOTAL          MAINSTAY VP          SMALL             SOCIAL           VARIABLE         TECHNOLOGY            VIP
       RETURN--           VALUE--       CAPITALIZATION--      BALANCED          SERIES--          GROWTH--       CONTRAFUND(R)--
     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES       PORTFOLIO          CLASS B        INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------
     $ 84,944,685      $ 55,110,480       $ 15,518,485      $  5,297,103      $  2,586,595      $  2,229,443      $ 86,050,923
               --                --                 --                --                --                --                --
            3,770           (40,885)            (7,351)              362             9,523                46            (9,951)
          271,356           174,470             51,938            16,692             8,314             6,717           275,568
           22,613            14,539              4,328             1,391               693               560            22,964
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $ 84,654,486      $ 54,880,586       $ 15,454,868      $  5,279,382      $  2,587,111      $  2,222,212      $ 85,742,440
     ============      ============       ============      ============      ============      ============      ============
     $ 84,654,486      $ 54,880,586       $ 15,454,868      $  5,279,382      $  2,587,111      $  2,222,212      $ 85,742,440
     ============      ============       ============      ============      ============      ============      ============
     $      24.57      $      25.28       $      13.66      $      20.85      $      12.97      $       9.09      $      26.31
     ============      ============       ============      ============      ============      ============      ============
     $ 85,972,121      $ 41,900,169       $ 12,545,522      $  4,768,829      $  2,325,440      $  2,080,941      $ 68,827,180
     ============      ============       ============      ============      ============      ============      ============

      JANUS ASPEN
        SERIES                                                                 NEUBERGER           ROYCE             ROYCE
       WORLDWIDE          MFS(R)            MFS(R)            MFS(R)            BERMAN           MICRO-CAP         SMALL-CAP
       GROWTH--          INVESTORS         RESEARCH          UTILITIES        AMT MID-CAP       PORTFOLIO--       PORTFOLIO--
     INSTITUTIONAL    TRUST SERIES--       SERIES--         SERVICES--         GROWTH--         INVESTMENT        INVESTMENT
        SHARES         INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S            CLASS             CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $ 44,500,147      $  1,843,849      $  2,455,136      $ 20,966,305      $    855,604      $  2,434,313      $  1,717,432
               --                --                --                --                --                --                --
            6,823               105            (7,288)           77,806                30             2,901            (2,616)
          143,184             5,860             7,737            65,521             2,730             7,523             5,372
           11,932               488               645             5,460               228               627               448
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 44,351,854      $  1,837,606      $  2,439,466      $ 20,973,130      $    852,676      $  2,429,064      $  1,708,996
     ============      ============      ============      ============      ============      ============      ============
     $ 44,351,854      $  1,837,606      $  2,439,466      $ 20,973,130      $    852,676      $  2,429,064      $  1,708,996
     ============      ============      ============      ============      ============      ============      ============
     $      18.71      $      11.28      $      11.64      $      19.19      $      14.19      $      14.38      $      12.82
     ============      ============      ============      ============      ============      ============      ============
     $ 59,869,004      $  1,487,496      $  2,021,283      $ 16,510,591      $    749,748      $  2,378,458      $  1,632,067
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                                                                    VAN KAMPEN
                                                                                                        UIF
                                                               T. ROWE PRICE        VAN ECK          EMERGING
                                                                  EQUITY           WORLDWIDE          MARKETS
                                                                  INCOME             HARD            EQUITY--
                                                                 PORTFOLIO          ASSETS            CLASS I
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 25,566,380      $ 16,621,830      $ 17,362,872
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (80,983)            8,899             5,833
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         81,445            55,809            56,121
    Administrative charges..................................          6,787             4,651             4,677
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 25,397,165      $ 16,570,269      $ 17,307,907
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 25,397,165      $ 16,570,269      $ 17,307,907
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      16.96      $      28.12      $      22.90
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 21,277,682      $ 12,766,879      $  9,533,567
                                                               ============      ============      ============

                                                                 VICTORY
                                                                   VIF
                                                               DIVERSIFIED
                                                             STOCK--CLASS A
                                                                 SHARES
                                                             ---------------
ASSETS:
  Investment at net asset value.............................  $  1,450,746
  Dividends due and accrued.................................            --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            --
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         4,606
    Administrative charges..................................           384
                                                              ------------
      Total net assets......................................  $  1,445,756
                                                              ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................  $  1,445,756
                                                              ============
    Variable accumulation unit value........................  $      13.34
                                                              ============
Identified Cost of Investment...............................  $  1,284,350
                                                              ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2006


                                                                                                 MAINSTAY VP
                                                               MAINSTAY VP      MAINSTAY VP        CAPITAL
                                                                BALANCED--         BOND--       APPRECIATION--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   131,332      $   289,143      $   481,010
  Mortality and expense risk charges........................       (81,614)        (314,146)      (1,665,175)
  Administrative charges....................................        (6,801)         (26,179)        (138,765)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................        42,917          (51,182)      (1,322,930)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     1,002,526        5,913,529       30,106,593
  Cost of investments sold..................................      (925,313)      (5,990,685)     (24,778,600)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............        77,213          (77,156)       5,327,993
  Realized gain distribution received.......................        71,456               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       398,987          903,139           45,598
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       547,656          825,983        5,373,591
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   590,573      $   774,801      $ 4,050,661
                                                               ===========      ===========      ===========

                                                                                  MAINSTAY VP
                                                                MAINSTAY VP        HIGH YIELD      MAINSTAY VP
                                                                   GROWTH          CORPORATE       ICAP SELECT
                                                                ALLOCATION--         BOND--          EQUITY--
                                                              SERVICE CLASS(A)   INITIAL CLASS    INITIAL CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $    18,967      $ 1,832,016      $    12,746
  Mortality and expense risk charges........................         (15,963)      (1,203,145)         (53,109)
  Administrative charges....................................          (1,330)        (100,262)          (4,426)
                                                                 -----------      -----------      -----------
      Net investment income (loss)..........................           1,674          528,609          (44,789)
                                                                 -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         159,435       21,082,050          776,670
  Cost of investments sold..................................        (151,754)     (23,389,287)        (702,529)
                                                                 -----------      -----------      -----------
      Net realized gain (loss) on investments...............           7,681       (2,307,237)          74,141
  Realized gain distribution received.......................          18,274               --           23,296
  Change in unrealized appreciation (depreciation) on
    investments.............................................         176,340       11,779,998          688,246
                                                                 -----------      -----------      -----------
      Net gain (loss) on investments........................         202,295        9,472,761          785,683
                                                                 -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................     $   203,969      $10,001,370      $   740,894
                                                                 ===========      ===========      ===========

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                    MAINSTAY VP       MAINSTAY VP                        MAINSTAY VP
     MAINSTAY VP       COMMON         CONSERVATIVE      MAINSTAY VP       DEVELOPING       MAINSTAY VP      MAINSTAY VP
         CASH         STOCK--         ALLOCATION--     CONVERTIBLE--       GROWTH--      FLOATING RATE--    GOVERNMENT--
      MANAGEMENT   INITIAL CLASS    SERVICE CLASS(A)   INITIAL CLASS    INITIAL CLASS     SERVICE CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $   870,173    $   428,915        $    23,672      $   376,164      $        --       $   262,685      $   225,316
        (231,445)      (946,713)           (14,942)        (196,906)         (37,118)          (51,296)        (281,413)
         (19,287)       (78,893)            (1,245)         (16,409)          (3,093)           (4,275)         (23,451)
     -----------    -----------        -----------      -----------      -----------       -----------      -----------
         619,441       (596,691)             7,485          162,849          (40,211)          207,114          (79,548)
     -----------    -----------        -----------      -----------      -----------       -----------      -----------
       9,583,144     14,859,311            375,638        2,903,652          883,997         1,217,933        5,355,835
      (9,583,558)   (14,811,430)          (363,513)      (2,604,010)        (599,270)       (1,228,807)      (5,487,567)
     -----------    -----------        -----------      -----------      -----------       -----------      -----------
            (414)        47,881             12,125          299,642          284,727           (10,874)        (131,732)
              --      1,695,372              7,055               --               --                --               --
            (139)     9,767,127            109,205          939,478           26,300            (7,896)         801,706
     -----------    -----------        -----------      -----------      -----------       -----------      -----------
            (553)    11,510,380            128,385        1,239,120          311,027           (18,770)         669,974
     -----------    -----------        -----------      -----------      -----------       -----------      -----------
     $   618,888    $10,913,689        $   135,870      $ 1,401,969      $   270,816       $   188,344      $   590,426
     ===========    ===========        ===========      ===========      ===========       ===========      ===========


     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
       INCOME &      INTERNATIONAL      LARGE CAP         MID CAP          MID CAP          MID CAP           MODERATE
       GROWTH--         EQUITY--         GROWTH--          CORE--          GROWTH--         VALUE--         ALLOCATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    SERVICE CLASS(A)
--------------------------------------------------------------------------------------------------------------------------
     $    33,756      $    59,206      $     9,940      $        --      $        --      $    16,576        $    52,045
         (68,666)        (232,749)         (86,603)        (124,374)        (187,860)        (208,503)           (34,091)
          (5,722)         (19,396)          (7,217)         (10,365)         (15,655)         (17,375)            (2,841)
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
         (40,632)        (192,939)         (83,880)        (134,739)        (203,515)        (209,302)            15,113
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
       1,336,438        2,179,427        1,406,408        2,065,551        3,228,081        3,349,328            124,419
      (1,293,428)      (1,631,121)      (2,018,757)      (1,253,979)      (1,923,015)      (2,459,486)          (117,648)
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
          43,010          548,306         (612,349)         811,572        1,305,066          889,842              6,771
          71,032          210,133               --           65,598          262,054          220,854             17,442
         735,825        4,518,430        1,083,856          570,165         (303,999)       1,150,753            300,452
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
         849,867        5,276,869          471,507        1,447,335        1,263,121        2,261,449            324,665
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
     $   809,235      $ 5,083,930      $   387,627      $ 1,312,596      $ 1,059,606      $ 2,052,147        $   339,778
     ===========      ===========      ===========      ===========      ===========      ===========        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006

                                                                MAINSTAY VP
                                                                  MODERATE                          MAINSTAY VP
                                                                   GROWTH          MAINSTAY VP       SMALL CAP
                                                                ALLOCATION--     S&P 500 INDEX--      GROWTH--
                                                              SERVICE CLASS(A)    INITIAL CLASS    INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $    62,988       $   771,328      $        --
  Mortality and expense risk charges........................         (45,739)       (1,831,684)         (80,041)
  Administrative charges....................................          (3,811)         (152,640)          (6,670)
                                                                 -----------       -----------      -----------
      Net investment income (loss)..........................          13,438        (1,212,996)         (86,711)
                                                                 -----------       -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         526,825        27,109,727        1,516,193
  Cost of investments sold..................................        (514,184)      (21,142,720)      (1,090,716)
                                                                 -----------       -----------      -----------
      Net realized gain (loss) on investments...............          12,641         5,967,007          425,477
  Realized gain distribution received.......................          39,054                --               52
  Change in unrealized appreciation (depreciation) on
    investments.............................................         479,220        15,111,690          (40,537)
                                                                 -----------       -----------      -----------
      Net gain (loss) on investments........................         530,915        21,078,697          384,992
                                                                 -----------       -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................     $   544,353       $19,865,701      $   298,281
                                                                 ===========       ===========      ===========

                                                               FIDELITY(R)                        JANUS ASPEN
                                                                   VIP            FIDELITY           SERIES
                                                                 EQUITY-             VIP           BALANCED--
                                                                 INCOME--         MID CAP--      INSTITUTIONAL
                                                              INITIAL CLASS    SERVICE CLASS 2       SHARES
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 1,078,774       $    22,747      $ 1,407,368
  Mortality and expense risk charges........................      (387,381)         (168,376)        (800,135)
  Administrative charges....................................       (32,282)          (14,031)         (66,678)
                                                               -----------       -----------      -----------
      Net investment income (loss)..........................       659,111          (159,660)         540,555
                                                               -----------       -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     4,771,330         1,934,496       10,326,665
  Cost of investments sold..................................    (4,693,417)       (1,469,217)      (9,647,980)
                                                               -----------       -----------      -----------
      Net realized gain (loss) on investments...............        77,913           465,279          678,685
  Realized gain distribution received.......................     3,896,951         1,516,664               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       894,298          (505,280)       4,668,430
                                                               -----------       -----------      -----------
      Net gain (loss) on investments........................     4,869,162         1,476,663        5,347,115
                                                               -----------       -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $ 5,528,273       $ 1,317,003      $ 5,887,670
                                                               ===========       ===========      ===========

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                              COLUMBIA SMALL
                                              ALGER                              CAP VALUE
      MAINSTAY VP                            AMERICAN           CALVERT            FUND,          DREYFUS IP        FIDELITY(R)
         TOTAL           MAINSTAY VP          SMALL             SOCIAL           VARIABLE         TECHNOLOGY            VIP
        RETURN--           VALUE--       CAPITALIZATION--      BALANCED          SERIES--          GROWTH--       CONTRAFUND(R)--
     INITIAL CLASS      INITIAL CLASS     CLASS O SHARES       PORTFOLIO          CLASS B        INITIAL CLASS     INITIAL CLASS
---------------------------------------------------------------------------------------------------------------------------------
      $   529,912        $   198,103       $        --        $   118,777       $     8,442       $        --       $ 1,100,104
       (1,092,845)          (656,243)         (182,917)           (63,086)          (28,123)          (25,296)       (1,032,076)
          (91,070)           (54,687)          (15,243)            (5,257)           (2,343)           (2,108)          (86,006)
      -----------        -----------       -----------        -----------       -----------       -----------       -----------
         (654,003)          (512,827)         (198,160)            50,434           (22,024)          (27,404)          (17,978)
      -----------        -----------       -----------        -----------       -----------       -----------       -----------
       20,910,872          9,824,708         2,790,373            765,740           702,795           413,776        10,755,873
      (18,327,196)        (9,115,617)       (2,811,827)          (826,618)         (578,446)         (375,141)       (7,122,147)
      -----------        -----------       -----------        -----------       -----------       -----------       -----------
        2,583,676            709,091           (21,454)           (60,878)          124,349            38,635         3,633,726
        1,091,806            803,686                --             91,145            65,758                --         6,908,919
        3,926,379          7,732,597         2,741,068            292,802           178,064            48,133        (2,179,850)
      -----------        -----------       -----------        -----------       -----------       -----------       -----------
        7,601,861          9,245,374         2,719,614            323,069           368,171            86,768         8,362,795
      -----------        -----------       -----------        -----------       -----------       -----------       -----------
      $ 6,947,858        $ 8,732,547       $ 2,521,454        $   373,503       $   346,147       $    59,364       $ 8,344,817
      ===========        ===========       ===========        ===========       ===========       ===========       ===========

      JANUS ASPEN
         SERIES            MFS(R)                                               NEUBERGER           ROYCE             ROYCE
       WORLDWIDE          INVESTORS          MFS(R)            MFS(R)            BERMAN           MICRO-CAP         SMALL-CAP
        GROWTH--            TRUST           RESEARCH          UTILITIES        AMT MID-CAP       PORTFOLIO--       PORTFOLIO--
     INSTITUTIONAL        SERIES--          SERIES--         SERVICES--         GROWTH--         INVESTMENT        INVESTMENT
         SHARES         INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S            CLASS             CLASS
--------------------------------------------------------------------------------------------------------------------------------
      $   751,094        $     9,519       $    12,533       $   294,934       $        --       $     4,165       $     1,046
         (520,851)           (22,494)          (30,160)         (194,906)           (9,479)          (19,092)          (15,002)
          (43,404)            (1,874)           (2,513)          (16,242)             (790)           (1,591)           (1,250)
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
          186,839            (14,849)          (20,140)           83,786           (10,269)          (16,518)          (15,206)
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
        8,373,516            430,676           846,705         2,143,477           271,796           336,307           251,586
       (9,979,770)          (445,659)         (940,628)       (1,592,224)         (206,333)         (295,046)         (234,001)
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
       (1,606,254)           (14,983)          (93,923)          551,253            65,463            41,261            17,585
               --                 --                --           601,086                --           126,872            77,852
        8,067,598            233,307           328,642         3,099,571            29,548            45,142            78,918
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
        6,461,344            218,324           234,719         4,251,910            95,011           213,275           174,355
      -----------        -----------       -----------       -----------       -----------       -----------       -----------
      $ 6,648,183        $   203,475       $   214,579       $ 4,335,696       $    84,742       $   196,757       $   159,149
      ===========        ===========       ===========       ===========       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006

                                                                                                  VAN KAMPEN
                                                                                                     UIF
                                                              T. ROWE PRICE       VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                                PORTFOLIO          ASSETS          CLASS I
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   379,186      $     8,485      $   111,665
  Mortality and expense risk charges........................      (287,980)        (180,788)        (176,133)
  Administrative charges....................................       (23,998)         (15,066)         (14,678)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................        67,208         (187,369)         (79,146)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     3,341,733        3,073,766        2,137,103
  Cost of investments sold..................................    (2,759,018)      (1,373,172)      (1,785,466)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       582,715        1,700,594          351,637
  Realized gain distribution received.......................       677,967          722,072          342,939
  Change in unrealized appreciation (depreciation) on
    investments.............................................     2,550,327          469,622        3,804,953
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................     3,811,009        2,892,288        4,499,529
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $ 3,878,217      $ 2,704,919      $ 4,420,383
                                                               ===========      ===========      ===========

                                                                 VICTORY
                                                                   VIF
                                                               DIVERSIFIED
                                                                 STOCK--
                                                              CLASS A SHARES
                                                              --------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     4,334
  Mortality and expense risk charges........................       (16,128)
  Administrative charges....................................        (1,344)
                                                               -----------
      Net investment income (loss)..........................       (13,138)
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       467,367
  Cost of investments sold..................................      (416,150)
                                                               -----------
      Net realized gain (loss) on investments...............        51,217
  Realized gain distribution received.......................        41,156
  Change in unrealized appreciation (depreciation) on
    investments.............................................        76,620
                                                               -----------
      Net gain (loss) on investments........................       168,993
                                                               -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   155,855
                                                               ===========

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2006
and December 31, 2005


                                                                       MAINSTAY VP                     MAINSTAY VP
                                                                        BALANCED--                        BOND--
                                                                      SERVICE CLASS                   INITIAL CLASS
                                                               ----------------------------    ----------------------------
                                                                   2006          2005(A)           2006            2005
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $     42,917    $     12,613    $    (51,182)   $    532,378
   Net realized gain (loss) on investments..................         77,213           1,133         (77,156)        326,835
   Realized gain distribution received......................         71,456          20,852              --              --
   Change in unrealized appreciation (depreciation) on
     investments............................................        398,987          45,670         903,139        (592,633)
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................        590,573          80,268         774,801         266,580
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        453,901         222,097       1,029,877       1,093,134
   Policyowners' surrenders.................................       (841,262)       (187,320)     (4,167,065)     (4,255,912)
   Policyowners' annuity and death benefits.................        (25,158)             --        (139,079)        (76,513)
   Net transfers from (to) Fixed Account....................         12,919          68,560        (343,944)       (309,891)
   Transfers between Investment Divisions...................      1,806,793       5,357,136      (1,340,781)       (427,401)
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................      1,407,193       5,460,473      (4,960,992)     (3,976,583)
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................         (2,155)            (14)         (2,744)         (1,362)
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................      1,995,611       5,540,727      (4,188,935)     (3,711,365)
NET ASSETS:
   Beginning of period......................................      5,540,727              --      28,795,505      32,506,870
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $  7,536,338    $  5,540,727    $ 24,606,570    $ 28,795,505
                                                               ============    ============    ============    ============


                                                                                                       MAINSTAY VP
                                                                       MAINSTAY VP                      DEVELOPING
                                                                      CONVERTIBLE--                      GROWTH--
                                                                      INITIAL CLASS                   INITIAL CLASS
                                                               ----------------------------    ----------------------------
                                                                   2006            2005            2006            2005
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $    162,849    $     31,777    $    (40,211)   $    (33,701)
   Net realized gain (loss) on investments..................        299,642        (396,593)        284,727         (50,713)
   Realized gain distribution received......................             --              --              --              --
   Change in unrealized appreciation (depreciation) on
     investments............................................        939,478       1,195,454          26,300         336,756
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................      1,401,969         830,638         270,816         252,342
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        640,634         674,103         114,201         137,320
   Policyowners' surrenders.................................     (2,355,398)     (1,561,201)       (325,835)       (216,836)
   Policyowners' annuity and death benefits.................        (75,030)       (106,146)           (487)         (5,681)
   Net transfers from (to) Fixed Account....................        (81,808)       (153,607)        (17,484)        (61,759)
   Transfers between Investment Divisions...................       (223,873)     (1,056,332)        216,018        (162,157)
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................     (2,095,475)     (2,203,183)        (13,587)       (309,113)
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................         (6,556)           (834)         (1,524)            107
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................       (700,062)     (1,373,379)        255,705         (56,664)
NET ASSETS:
   Beginning of period......................................     16,613,338      17,986,717       2,674,834       2,731,498
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $ 15,913,276    $ 16,613,338    $  2,930,539    $  2,674,834
                                                               ============    ============    ============    ============

(a) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period May 13, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 23, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                               MAINSTAY VP
            MAINSTAY VP                                                 MAINSTAY VP           CONSERVATIVE
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--          ALLOCATION--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS          SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   -------------
        2006           2005           2006           2005           2006           2005          2006(E)
-----------------------------------------------------------------------------------------------------------
    $ (1,322,930)  $ (2,021,091)  $    619,441   $    333,451   $   (596,691)  $   (286,509)  $      7,485
       5,327,993      6,714,050           (414)          (716)        47,881        296,364         12,125
              --             --             --             --      1,695,372        958,013          7,055
          45,598      5,082,921           (139)         1,136      9,767,127      3,954,599        109,205
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,050,661      9,775,880        618,888        333,871     10,913,689      4,922,467        135,870
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,856,540      5,659,912      2,219,349      1,881,248      2,409,383      2,529,938        226,814
     (19,866,159)   (19,357,404)    (5,670,261)    (4,625,005)    (9,563,953)    (9,633,654)      (104,428)
        (360,453)      (352,376)       (78,603)      (229,954)      (563,803)      (306,204)            --
      (1,673,057)    (1,640,603)      (564,435)    (1,582,920)      (807,532)      (979,993)        40,359
     (11,155,569)   (17,183,995)     2,534,330       (126,092)    (5,137,540)    (5,417,981)     2,228,603
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (28,198,698)   (32,874,466)    (1,559,620)    (4,682,723)   (13,663,445)   (13,807,894)     2,391,348
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (31,460)        12,305         (2,217)        (1,579)       (42,473)         5,879           (340)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (24,179,497)   (23,086,281)      (942,949)    (4,350,431)    (2,792,229)    (8,879,548)     2,526,878
     151,569,747    174,656,028     19,637,637     23,988,068     80,988,449     89,867,997             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $127,390,250   $151,569,747   $ 18,694,688   $ 19,637,637   $ 78,196,220   $ 80,988,449   $  2,526,878
    ============   ============   ============   ============   ============   ============   ============

                                                                 MAINSTAY VP            MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP              GROWTH               HIGH YIELD
          FLOATING RATE--                GOVERNMENT--           ALLOCATION--         CORPORATE BOND--
           SERVICE CLASS                 INITIAL CLASS          SERVICE CLASS          INITIAL CLASS
    ---------------------------   ---------------------------   -------------   ---------------------------
        2006         2005(b)          2006           2005          2006(e)          2006           2005
-----------------------------------------------------------------------------------------------------------
    $    207,114   $     23,081   $    (79,548)  $    451,143   $      1,674    $    528,609   $  4,841,998
         (10,874)           720       (131,732)        79,220          7,681      (2,307,237)    (2,919,802)
              --             --             --             --         18,274              --             --
          (7,896)        (5,470)       801,706       (235,062)       176,340      11,779,998       (227,509)
    ------------   ------------   ------------   ------------   ------------    ------------   ------------
         188,344         18,331        590,426        295,301        203,969      10,001,370      1,694,687
    ------------   ------------   ------------   ------------   ------------    ------------   ------------
         557,525        235,510        698,214      1,067,425        217,165       2,901,120      4,369,849
        (842,663)      (124,434)    (3,785,648)    (4,178,058)       (81,057)    (16,257,132)   (12,998,111)
         (16,836)            --       (155,060)      (201,559)            --        (577,641)      (598,065)
         259,872         28,863       (241,109)      (314,731)        20,566        (793,309)    (1,594,747)
       4,081,967      1,851,356       (844,462)    (1,375,373)     2,742,569      (4,423,172)      (515,938)
    ------------   ------------   ------------   ------------   ------------    ------------   ------------
       4,039,865      1,991,295     (4,328,065)    (5,002,296)     2,899,243     (19,150,134)   (11,337,012)
    ------------   ------------   ------------   ------------   ------------    ------------   ------------
            (573)           (43)        (2,243)        (1,563)          (534)        (27,973)        (2,632)
    ------------   ------------   ------------   ------------   ------------    ------------   ------------
       4,227,636      2,009,583     (3,739,882)    (4,708,558)     3,102,678      (9,176,737)    (9,644,957)
       2,009,583             --     25,496,016     30,204,574             --     107,082,280    116,727,237
    ------------   ------------   ------------   ------------   ------------    ------------   ------------
    $  6,237,219   $  2,009,583   $ 21,756,134   $ 25,496,016   $  3,102,678    $ 97,905,543   $107,082,280
    ============   ============   ============   ============   ============    ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                       MAINSTAY VP
                                                                           ICAP                        MAINSTAY VP
                                                                     SELECT EQUITY--                INCOME & GROWTH--
                                                                      INITIAL CLASS                   INITIAL CLASS
                                                               ----------------------------    ----------------------------
                                                                   2006            2005            2006            2005
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $    (44,789)   $    (16,520)   $    (40,632)   $    (10,310)
   Net realized gain (loss) on investments..................         74,141          38,940          43,010          (7,460)
   Realized gain distribution received......................         23,296          44,278          71,032              --
   Change in unrealized appreciation (depreciation) on
     investments............................................        688,246         103,235         735,825         215,118
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................        740,894         169,933         809,235         197,348
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        148,684         173,409         237,793         219,614
   Policyowners' surrenders.................................       (388,422)       (414,064)       (775,392)       (632,379)
   Policyowners' annuity and death benefits.................             --         (23,936)        (23,196)        (28,036)
   Net transfers from (to) Fixed Account....................        (37,030)        (45,931)        (32,587)        (12,493)
   Transfers between Investment Divisions...................        299,828         (18,152)       (447,721)        138,796
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................         23,060        (328,674)     (1,041,103)       (314,498)
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................         (2,772)            206          (3,391)            716
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................        761,182        (158,535)       (235,259)       (116,434)
NET ASSETS:
   Beginning of period......................................      4,301,432       4,459,967       5,975,847       6,092,281
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $  5,062,614    $  4,301,432    $  5,740,588    $  5,975,847
                                                               ============    ============    ============    ============

                                                                                                                 MainStay VP
                                                                       MainStay VP              MainStay VP       Moderate
                                                                         Mid Cap                 Moderate          Growth
                                                                         Value--               Allocation--     Allocation--
                                                                      Initial Class            Service Class    Service Class
                                                               ----------------------------    -------------    -------------
                                                                   2006            2005           2006(e)          2006(e)
                                                               --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $   (209,302)   $    (80,593)   $     15,113     $     13,438
   Net realized gain (loss) on investments..................        889,842         337,612           6,771           12,641
   Realized gain distribution received......................        220,854         796,555          17,442           39,054
   Change in unrealized appreciation (depreciation) on
     investments............................................      1,150,753        (347,456)        300,452          479,220
                                                               ------------    ------------    ------------     ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................      2,052,147         706,118         339,778          544,353
                                                               ------------    ------------    ------------     ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        907,666       1,113,246         357,072          900,580
   Policyowners' surrenders.................................     (2,073,578)     (1,717,106)        (65,896)        (130,972)
   Policyowners' annuity and death benefits.................        (12,799)        (17,859)             --               --
   Net transfers from (to) Fixed Account....................       (175,070)       (173,690)         78,971         (122,403)
   Transfers between Investment Divisions...................       (728,962)      4,238,623       5,423,489        6,863,891
                                                               ------------    ------------    ------------     ------------
     Net contributions and (withdrawals)....................     (2,082,743)      3,443,214       5,793,636        7,511,096
                                                               ------------    ------------    ------------     ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................         (7,531)          1,020            (913)          (1,500)
                                                               ------------    ------------    ------------     ------------
       Increase (decrease) in net assets....................        (38,127)      4,150,352       6,132,501        8,053,949
NET ASSETS:
   Beginning of period......................................     17,498,682      13,348,330              --               --
                                                               ------------    ------------    ------------     ------------
   End of period............................................   $ 17,460,555    $ 17,498,682    $  6,132,501     $  8,053,949
                                                               ============    ============    ============     ============

(a) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period May 13, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 23, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                    LARGE CAP                      MID CAP                       MID CAP
      INTERNATIONAL EQUITY--               GROWTH--                       CORE--                       GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
-------------------------------------------------------------------------------------------------------------------------
    $   (192,939)  $     79,663   $    (83,880)  $    (97,567)  $   (134,739)  $    (49,422)  $   (203,515)  $   (156,610)
         548,306        130,838       (612,349)    (2,122,289)       811,572        284,560      1,305,066        467,322
         210,133        659,166             --             --         65,598        881,978        262,054          6,493
       4,518,430        129,919      1,083,856      2,350,787        570,165        (49,806)      (303,999)     1,503,781
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,083,930        999,586        387,627        130,931      1,312,596      1,067,310      1,059,606      1,820,986
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,017,191        828,085        409,513        469,793        539,459        419,156        891,223        784,296
      (2,891,980)    (1,152,777)      (846,999)      (836,353)    (1,561,073)      (886,951)    (1,820,915)    (1,201,081)
         (27,958)       (33,657)        (2,354)       (43,896)          (526)       (16,560)        (6,203)       (71,782)
         (55,478)       (46,299)       (68,055)      (104,180)       (48,638)      (120,253)      (124,013)      (123,875)
       3,197,653      4,116,490         80,189     (1,426,759)     1,087,732      3,382,164        413,757      3,658,233
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,239,428      3,711,842       (427,706)    (1,941,395)        16,954      2,777,556       (646,151)     3,045,791
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (16,741)           (13)        (2,209)         1,508         (5,106)          (952)        (6,986)        (1,009)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       6,306,617      4,711,415        (42,288)    (1,808,956)     1,324,444      3,843,914        406,469      4,865,768
      16,552,920     11,841,505      7,233,950      9,042,906      9,471,701      5,627,787     14,438,007      9,572,239
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 22,859,537   $ 16,552,920   $  7,191,662   $  7,233,950   $ 10,796,145   $  9,471,701   $ 14,844,476   $ 14,438,007
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP
              S&P 500                      SMALL CAP                    MAINSTAY VP                   MAINSTAY VP
              INDEX--                      GROWTH--                   TOTAL RETURN--                    VALUE--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
-------------------------------------------------------------------------------------------------------------------------
    $ (1,212,996)  $   (264,783)  $    (86,711)  $    (84,792)  $   (654,003)  $    128,047   $   (512,827)  $    (76,535)
       5,967,007      4,697,265        425,477        403,820      2,583,676      3,465,378        709,091        295,104
              --             --             52        115,882      1,091,806             --        803,686             --
      15,111,690        718,488        (40,537)      (254,508)     3,926,379      1,366,700      7,732,597      2,393,659
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      19,865,701      5,150,970        298,281        180,402      6,947,858      4,960,125      8,732,547      2,612,228
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,203,437      5,483,042        357,042        371,274      2,269,904      2,718,282      1,849,125      1,866,536
     (19,583,835)   (17,338,804)      (793,080)      (575,156)   (15,051,041)   (14,262,062)    (8,063,369)    (5,901,195)
        (507,200)      (381,410)          (862)       (35,333)      (465,579)      (436,452)      (283,958)      (257,912)
      (1,438,849)    (1,815,373)       (64,792)      (137,373)    (1,303,497)    (1,119,141)      (474,970)      (376,725)
      (8,546,132)    (7,495,363)      (342,579)       466,082     (5,015,330)    (7,222,422)    (1,444,592)    (1,391,565)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (24,872,579)   (21,547,908)      (844,271)        89,494    (19,565,543)   (20,321,795)    (8,417,764)    (6,060,861)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (75,603)        15,381         (2,456)         1,552        (29,401)         2,701        (31,482)         2,673
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (5,082,481)   (16,381,557)      (548,446)       271,448    (12,647,086)   (15,358,969)       283,301     (3,445,960)
     157,411,539    173,793,096      6,703,670      6,432,222     97,301,572    112,660,541     54,597,285     58,043,245
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $152,329,058   $157,411,539   $  6,155,224   $  6,703,670   $ 84,654,486   $ 97,301,572   $ 54,880,586   $ 54,597,285
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005


                                                                                                         CALVERT
                                                                      ALGER AMERICAN                      SOCIAL
                                                                  SMALL CAPITALIZATION--                 BALANCED
                                                                      CLASS O SHARES                    PORTFOLIO
                                                               ----------------------------    ----------------------------
                                                                   2006            2005            2006            2005
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $   (198,160)   $   (162,524)   $     50,434    $     24,904
   Net realized gain (loss) on investments..................        (21,454)     (1,215,142)        (60,878)       (170,844)
   Realized gain distribution received......................             --              --          91,145              --
   Change in unrealized appreciation (depreciation) on
     investments............................................      2,741,068       3,198,404         292,802         362,593
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................      2,521,454       1,820,738         373,503         216,653
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        677,275         551,578         277,448         207,779
   Policyowners' surrenders.................................     (1,803,055)       (918,088)       (474,210)       (387,491)
   Policyowners' annuity and death benefits.................        (27,845)        (24,519)        (24,003)        (30,939)
   Net transfers from (to) Fixed Account....................        (99,467)        (77,046)        (75,263)        (32,777)
   Transfers between Investment Divisions...................        281,270         343,012        (125,925)       (228,010)
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................       (971,822)       (125,063)       (421,953)       (471,438)
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................        (11,429)         (1,418)         (1,522)             20
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................      1,538,203       1,694,257         (49,972)       (254,765)
NET ASSETS:
   Beginning of period......................................     13,916,665      12,222,408       5,329,354       5,584,119
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $ 15,454,868    $ 13,916,665    $  5,279,382    $  5,329,354
                                                               ============    ============    ============    ============

                                                                       FIDELITY(R)                     JANUS ASPEN
                                                                           VIP                            SERIES
                                                                        MID CAP--                       BALANCED--
                                                                     SERVICE CLASS 2               INSTITUTIONAL SHARES
                                                               ----------------------------    ----------------------------
                                                                   2006            2005            2006            2005
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $   (159,660)   $   (114,833)   $    540,555    $    663,545
   Net realized gain (loss) on investments..................        465,279         185,499         678,685         (75,550)
   Realized gain distribution received......................      1,516,664         102,196              --              --
   Change in unrealized appreciation (depreciation) on
     investments............................................       (505,280)      1,379,522       4,668,430       3,745,490
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................      1,317,003       1,552,384       5,887,670       4,333,485
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................      1,006,261         798,225       2,622,615       2,940,578
   Policyowners' surrenders.................................     (1,489,777)       (585,081)     (6,943,414)     (6,274,223)
   Policyowners' annuity and death benefits.................        (13,323)             --        (273,189)       (154,650)
   Net transfers from (to) Fixed Account....................        (60,032)         (6,118)       (384,605)       (539,773)
   Transfers between Investment Divisions...................      2,481,706       4,661,706      (3,895,432)     (6,127,387)
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................      1,924,835       4,868,732      (8,874,025)    (10,155,455)
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance
     and Annuity Corporation charges retained by the
     Separate Account.......................................         (6,568)         (2,202)        (22,381)         (1,929)
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................      3,235,270       6,418,914      (3,008,736)     (5,823,899)
NET ASSETS:
   Beginning of period......................................     11,499,363       5,080,449      68,626,680      74,450,579
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $ 14,734,633    $ 11,499,363    $ 65,617,944    $ 68,626,680
                                                               ============    ============    ============    ============

(a) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period May 13, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 23, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

             COLUMBIA
             SMALL CAP                    DREYFUS IP                    FIDELITY(R)                   FIDELITY(R)
            VALUE FUND,                   TECHNOLOGY                        VIP                           VIP
         VARIABLE SERIES--                 GROWTH--                   CONTRAFUND(R)--               EQUITY-INCOME--
              CLASS B                    INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
-------------------------------------------------------------------------------------------------------------------------
    $    (22,024)  $     (9,987)  $    (27,404)  $    (26,651)  $    (17,978)  $   (783,754)  $    659,111   $     96,514
         124,349          6,938         38,635         48,856      3,633,726      1,197,685         77,913         61,599
          65,758          2,245             --             --      6,908,919         13,785      3,896,951      1,096,149
         178,064         83,088         48,133          5,293     (2,179,850)    11,012,026        894,298        140,295
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         346,147         82,284         59,364         27,498      8,344,817     11,439,742      5,528,273      1,394,557
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         167,820         66,918         98,958        106,128      3,681,225      3,125,135      1,363,279      1,366,357
        (435,431)       (72,900)      (134,684)      (117,751)    (9,746,775)    (6,580,167)    (4,093,765)    (2,589,464)
          (2,974)            --             --        (19,462)      (239,855)      (276,182)      (349,692)      (155,410)
           5,447          1,216          1,632        (44,279)      (426,766)      (441,771)      (159,213)      (258,695)
         877,808      1,529,545         97,330       (322,667)      (680,236)     4,230,758       (140,534)       951,256
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         612,670      1,524,779         63,236       (398,031)    (7,412,407)        57,773     (3,379,925)      (685,956)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,300)          (110)          (281)           514        (41,846)       (12,417)       (20,346)         1,858
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         957,517      1,606,953        122,319       (370,019)       890,564     11,485,098      2,128,002        710,459
       1,629,594         22,641      2,099,893      2,469,912     84,851,876     73,366,778     31,687,581     30,977,122
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  2,587,111   $  1,629,594   $  2,222,212   $  2,099,893   $ 85,742,440   $ 84,851,876   $ 33,815,583   $ 31,687,581
    ============   ============   ============   ============   ============   ============   ============   ============

            JANUS ASPEN                     MFS(R)
              SERIES                       INVESTORS                      MFS(R)                        MFS(R)
        WORLDWIDE GROWTH--              TRUST SERIES--               RESEARCH SERIES--           UTILITIES SERVICES--
       INSTITUTIONAL SHARES              INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
-------------------------------------------------------------------------------------------------------------------------
    $    186,839   $     22,827   $    (14,849)  $    (14,432)  $    (20,140)  $    (23,634)  $     83,786   $    (72,992)
      (1,606,254)      (691,842)       (14,983)       (37,465)       (93,923)      (109,276)       551,253        101,135
              --             --             --             --             --             --        601,086             --
       8,067,598      2,511,427        233,307        164,006        328,642        312,506      3,099,571      1,151,950
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       6,648,183      1,842,412        203,475        112,109        214,579        179,596      4,335,696      1,180,093
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,704,764      1,945,494         62,511         91,364        107,155         94,888      1,119,336        801,045
      (5,240,227)    (4,674,525)      (180,721)      (204,938)      (613,938)      (156,226)    (1,960,131)      (632,579)
        (141,907)      (162,296)        (8,088)            --             --         (4,220)       (36,913)       (53,884)
        (311,286)      (437,244)       (48,147)       (13,162)       (34,139)       (17,656)       (30,048)        49,409
      (3,704,249)    (6,567,102)      (157,651)         5,102       (184,924)       (62,704)     4,329,947      9,743,996
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (7,692,905)    (9,895,673)      (332,096)      (121,634)      (725,846)      (145,918)     3,422,191      9,907,987
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (20,895)         4,146           (824)           (63)        (1,031)           (31)       (14,403)        (1,490)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,065,617)    (8,049,115)      (129,445)        (9,588)      (512,298)        33,647      7,743,484     11,086,590
      45,417,471     53,466,586      1,967,051      1,976,639      2,951,764      2,918,117     13,229,646      2,143,056
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 44,351,854   $ 45,417,471   $  1,837,606   $  1,967,051   $  2,439,466   $  2,951,764   $ 20,973,130   $ 13,229,646
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                        NEUBERGER
                                                                          BERMAN                          ROYCE
                                                                       AMT MID-CAP                      MICRO-CAP
                                                                         GROWTH--                      PORTFOLIO--
                                                                         CLASS S                     INVESTMENT CLASS
                                                               ----------------------------    ----------------------------
                                                                   2006            2005            2006          2005(d)
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $    (10,269)   $     (5,589)   $    (16,518)   $        399
   Net realized gain (loss) on investments..................         65,463           7,586          41,261              89
   Realized gain distribution received......................             --              --         126,872           3,989
   Change in unrealized appreciation (depreciation) on
     investments............................................         29,548          56,164          45,142          10,713
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................         84,742          58,161         196,757          15,190
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................         50,436          27,081         213,704          10,005
   Policyowners' surrenders.................................       (163,478)         (7,107)        (72,395)           (602)
   Policyowners' annuity and death benefits.................           (514)             --              --              --
   Net transfers from (to) Fixed Account....................         10,633          (2,440)         18,207             792
   Transfers between Investment Divisions...................        295,603         252,018       1,762,396         285,721
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................        192,680         269,552       1,921,912         295,916
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................           (361)            (55)           (693)            (18)
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................        277,061         327,658       2,117,976         311,088
NET ASSETS:
   Beginning of period......................................        575,615         247,957         311,088              --
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $    852,676    $    575,615    $  2,429,064    $    311,088
                                                               ============    ============    ============    ============


                                                                                                        VAN KAMPEN
                                                                         VAN ECK                           UIF
                                                                        WORLDWIDE                    EMERGING MARKETS
                                                                       HARD ASSETS                   EQUITY--CLASS I
                                                               ----------------------------    ----------------------------
                                                                   2006            2005            2006            2005
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $   (187,369)   $    (73,779)   $    (79,146)   $    (85,649)
   Net realized gain (loss) on investments..................      1,700,594         363,429         351,637        (247,898)
   Realized gain distribution received......................        722,072              --         342,939              --
   Change in unrealized appreciation (depreciation) on
     investments............................................        469,622       2,606,069       3,804,953       3,118,728
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................      2,704,919       2,895,719       4,420,383       2,785,181
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        847,267         421,265         622,376         505,581
   Policyowners' surrenders.................................     (1,503,823)       (420,968)     (1,523,568)       (896,327)
   Policyowners' annuity and death benefits.................        (12,715)         (4,502)        (32,462)         (4,094)
   Net transfers from (to) Fixed Account....................        (95,880)        (20,485)        (53,613)        (52,252)
   Transfers between Investment Divisions...................      3,679,066       4,859,113       1,897,941       1,324,753
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................      2,913,915       4,834,423         910,674         877,661
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................        (15,190)         (5,275)        (17,610)         (3,400)
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................      5,603,644       7,724,867       5,313,447       3,659,442
NET ASSETS:
   Beginning of period......................................     10,966,625       3,241,758      11,994,460       8,335,018
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $ 16,570,269    $ 10,966,625    $ 17,307,907    $ 11,994,460
                                                               ============    ============    ============    ============

(a) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period May 13, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 23, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

               Royce
             Small-Cap                   T. Rowe Price
            Portfolio--                  Equity Income
         Investment Class                  Portfolio
    ---------------------------   ---------------------------
        2006         2005(c)          2006           2005
-------------------------------------------------------------
    $    (15,206)  $     (2,616)  $     67,208   $     65,124
          17,585          1,023        582,715        252,835
          77,852          6,719        677,967      1,046,570
          78,918          6,448      2,550,327       (775,597)
    ------------   ------------   ------------   ------------
         159,149         11,574      3,878,217        588,932
    ------------   ------------   ------------   ------------
         198,271         21,593      1,277,679      1,347,443
        (183,258)        (7,900)    (2,908,963)    (2,468,192)
            (699)            --       (135,953)       (94,928)
          37,222          2,228            945       (147,174)
         814,532        656,922        801,728      4,186,493
    ------------   ------------   ------------   ------------
         866,068        672,843       (964,564)     2,823,642
    ------------   ------------   ------------   ------------
            (631)            (7)       (13,995)         1,712
    ------------   ------------   ------------   ------------
       1,024,586        684,410      2,899,658      3,414,286
         684,410             --     22,497,507     19,083,221
    ------------   ------------   ------------   ------------
    $  1,708,996   $    684,410   $ 25,397,165   $ 22,497,507
    ============   ============   ============   ============


            VICTORY VIF
            DIVERSIFIED
              STOCK--
          CLASS A SHARES
    ---------------------------
        2006           2005
-------------------------------
    $    (13,138)  $     (9,609)
          51,217         18,008
          41,156             --
          76,620         76,619
    ------------   ------------
         155,855         85,018
    ------------   ------------
         103,374         44,391
        (277,896)       (64,717)
          (3,890)            --
         (10,351)        16,487
         243,520        888,124
    ------------   ------------
          54,757        884,285
    ------------   ------------
            (574)           (88)
    ------------   ------------
         210,038        969,215
       1,235,718        266,503
    ------------   ------------
    $  1,445,756   $  1,235,718
    ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

    The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., Lord, Abbett & Company LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective July 3, 2006 Institutional Capital LLC ("ICAP"), a wholly-owned subsidiary of NYLIM Holdings, became an interim sub-adviser, having replaced The Dreyfus Corporation. At a special meeting of shareholders held on September 28, 2006, a new subadvisory agreement between NYLIM and ICAP was approved.

    The following Investment Divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced--Service Class
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Initial Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1)
MainStay VP Income & Growth--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--
Service Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Basic Value--Initial Class

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

    Initial premium payments are allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the year 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the year 2002 was the net investment income to average net assets ratio.

    In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining the fair value of certain assets held by the individual funds that policies are invested in. The Standard is effective January 1, 2008, but could be adopted earlier by the individual funds.

    The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2006, the investments of Separate Account-I and Separate Account-II are as follows:


                                                                                                          MAINSTAY VP
                                                            MAINSTAY VP            MAINSTAY VP              CAPITAL
                                                             BALANCED--               BOND--             APPRECIATION--
                                                           SERVICE CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             532                  1,683                  3,934
Identified cost.......................................        $  5,634               $ 22,802               $125,680
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             672                  1,813                  5,271
Identified cost.......................................        $  7,100               $ 24,588               $154,071


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                               GROWTH               HIGH YIELD            ICAP SELECT
                                                            ALLOCATION--         CORPORATE BOND--           EQUITY--
                                                           SERVICE CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             186                 11,205                    213
Identified cost.......................................        $  1,917               $ 99,705               $  2,206
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             277                  9,320                    369
Identified cost.......................................        $  2,897               $ 82,996               $  3,878

  Investment activity for the year ended December 31, 2006, was as follows:


                                                                                                          MAINSTAY VP
                                                            MAINSTAY VP            MAINSTAY VP              CAPITAL
                                                             BALANCED--               BOND--             APPRECIATION--
                                                           SERVICE CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  2,486               $    859               $    388
Proceeds from sales...................................             899                  6,785                 25,156
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  2,521               $    906               $    529
Proceeds from sales...................................           1,003                  5,914                 30,107


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                               GROWTH               HIGH YIELD            ICAP SELECT
                                                            ALLOCATION--         CORPORATE BOND--           EQUITY--
                                                          SERVICE CLASS(A)        INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  2,217               $  3,185               $    464
Proceeds from sales...................................             325                 31,329                    578
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  3,049               $  2,479               $    770
Proceeds from sales...................................             159                 21,082                    777

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
         CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
      MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
         15,126             2,433               270             1,253               183               843             2,063
       $ 15,126          $ 60,817          $  2,771          $ 13,284          $  1,743          $  8,326          $ 22,781
         18,683             3,206               234             1,253               257               631             2,011
       $ 18,683          $ 78,542          $  2,391          $ 13,122          $  2,357          $  6,234          $ 22,147


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       INCOME &        INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE
       GROWTH--          EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------------
            352             1,046               397               530               818             1,014               312
       $  3,677          $ 13,746          $  4,731          $  6,980          $  9,193          $ 11,863          $  3,204
            423             1,227               583               691             1,022             1,262               559
       $  4,538          $ 16,481          $  6,992          $  9,126          $ 11,697          $ 14,368          $  5,762


                        MAINSTAY VP       MAINSTAY VP                          MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         COMMON          CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
         CASH             STOCK--         ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
      MANAGEMENT       INITIAL CLASS    SERVICE CLASS(A)    INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------
       $  8,723          $  1,752           $  3,174          $    967          $    684          $  7,577          $    565
          9,684            14,753                415             4,220             1,000             2,117             6,250
       $  8,833          $  2,353           $  2,754          $    970          $    831          $  5,452          $    914
          9,583            14,859                376             2,904               884             1,218             5,356


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       INCOME &        INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP           MODERATE
        GROWTH           EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--         ALLOCATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS(A)
--------------------------------------------------------------------------------------------------------------------------------
       $    272          $  3,159          $    881          $  1,158          $  1,591          $  1,042           $  3,527
          1,123             2,902             1,343             2,682             3,297             4,119                342
       $    323          $  3,425          $    900          $  2,021          $  2,655          $  1,267           $  5,880
          1,336             2,179             1,406             2,066             3,228             3,349                124

--------------------------------------------------------------------------------


                                                            MAINSTAY VP
                                                              MODERATE             MAINSTAY VP            MAINSTAY VP
                                                               GROWTH                S&P 500               SMALL CAP
                                                            ALLOCATION--             INDEX--                GROWTH--
                                                           SERVICE CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             385                  3,892                    409
Identified cost.......................................        $  4,050               $ 99,359               $  4,151
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             717                  5,269                    521
Identified cost.......................................        $  7,422               $132,471               $  5,342


                                                            FIDELITY(R)                                   JANUS ASPEN
                                                                VIP                FIDELITY(R)               SERIES
                                                              EQUITY-                  VIP                 BALANCED--
                                                              INCOME--              MID CAP--            INSTITUTIONAL
                                                           INITIAL CLASS         SERVICE CLASS 2             SHARES
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................           1,031                    261                  1,358
Identified cost.......................................        $ 24,100               $  8,068               $ 33,076
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           1,294                    432                  2,360
Identified cost.......................................        $ 30,355               $ 13,276               $ 59,103

                                                            MAINSTAY VP
                                                              MODERATE             MAINSTAY VP            MAINSTAY VP
                                                               GROWTH                S&P 500               SMALL CAP
                                                            ALLOCATION--             INDEX--                GROWTH--
                                                          SERVICE CLASS(A)        INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  4,341               $    643               $    479
Proceeds from sales...................................             297                 26,759                  1,297
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  7,936               $    922               $    583
Proceeds from sales...................................             527                 27,110                  1,516

                                                                                                          JANUS ASPEN
                                                            FIDELITY(R)            FIDELITY(R)               SERIES
                                                                VIP                    VIP                 BALANCED--
                                                          EQUITY-INCOME--           MID CAP--            INSTITUTIONAL
                                                           INITIAL CLASS         SERVICE CLASS 2             SHARES
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  4,857               $  2,978               $  1,162
Proceeds from sales...................................           4,715                  2,047                  8,865
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  5,909               $  5,221               $  1,935
Proceeds from sales...................................           4,771                  1,934                 10,327

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                                 COLUMBIA
                                              ALGER                              SMALL CAP
      MAINSTAY VP                            AMERICAN           CALVERT         VALUE FUND,       DREYFUS IP        FIDELITY(R)
         TOTAL           MAINSTAY VP          SMALL             SOCIAL           VARIABLE         TECHNOLOGY            VIP
        RETURN--           VALUE--       CAPITALIZATION--      BALANCED          SERIES--          GROWTH--       CONTRAFUND(R)--
     INITIAL CLASS      INITIAL CLASS     CLASS O SHARES       PORTFOLIO          CLASS B       INITIAL SHARES     INITIAL CLASS
----------------------------------------------------------------------------------------------------------------------------------
           4,076             2,213                377             1,110               107               108              1,774
        $ 77,996          $ 34,256           $  8,166          $  1,936          $  2,014          $    922           $ 45,463
           4,523             2,731                546             2,609               126               236              2,734
        $ 85,972          $ 41,900           $ 12,546          $  4,769          $  2,325          $  2,081           $ 68,827

      JANUS ASPEN
         SERIES                                                                 NEUBERGER           ROYCE             ROYCE
       WORLDWIDE           MFS(R)            MFS(R)            MFS(R)            BERMAN           MICRO-CAP         SMALL-CAP
        GROWTH--          INVESTORS         RESEARCH          UTILITIES        AMT MID-CAP       PORTFOLIO--       PORTFOLIO--
     INSTITUTIONAL     TRUST SERIES--       SERIES--          SERIES--          GROWTH--         INVESTMENT         INVESTMENT
         SHARES         INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S            CLASS             CLASS
---------------------------------------------------------------------------------------------------------------------------------
             894                56                94               486                26               122                133
        $ 38,008          $    913          $  1,351          $ 11,120          $    531          $  1,719           $  1,360
           1,371                85               136               723                37               169                161
        $ 59,869          $  1,487          $  2,021          $ 16,511          $    750          $  2,378           $  1,632

                                                                                 COLUMBIA
                                              ALGER                              SMALL CAP
      MAINSTAY VP                            AMERICAN           CALVERT         VALUE FUND,       DREYFUS IP        FIDELITY(R)
         TOTAL           MAINSTAY VP          SMALL             SOCIAL           VARIABLE         TECHNOLOGY            VIP
        RETURN--           VALUE--       CAPITALIZATION--      BALANCED          SERIES--          GROWTH--       CONTRAFUND(R)--
     INITIAL CLASS      INITIAL CLASS     CLASS O SHARES       PORTFOLIO          CLASS B        INITIAL CLASS     INITIAL CLASS
----------------------------------------------------------------------------------------------------------------------------------
        $  1,811          $  1,331           $  1,289          $    168          $  1,469          $    257           $  6,890
          16,637             9,232              2,635               620               623               570              9,174
        $  1,707          $  1,725           $  1,628          $    486          $  1,354          $    450           $ 10,235
          20,911             9,825              2,790               766               703               414             10,756

      JANUS ASPEN
         SERIES                                                                 NEUBERGER           ROYCE             ROYCE
       WORLDWIDE           MFS(R)            MFS(R)            MFS(R)            BERMAN           MICRO-CAP         SMALL-CAP
        GROWTH--          INVESTORS         RESEARCH          UTILITIES        AMT MID-CAP       PORTFOLIO--       PORTFOLIO--
     INSTITUTIONAL     TRUST SERIES--       SERIES--          SERIES--          GROWTH--         INVESTMENT         INVESTMENT
         SHARES         INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S            CLASS             CLASS
---------------------------------------------------------------------------------------------------------------------------------
        $    707          $     85          $     75          $  4,175          $    290          $  2,143           $  1,099
           8,240               332               439             2,059               280               768                281
        $    821          $     83          $    106          $  6,132          $    455          $  2,373           $  1,187
           8,374               431               847             2,143               272               336                252

--------------------------------------------------------------------------------


                                                                                                           VAN KAMPEN
                                                              T. ROWE                                         UIF
                                                               PRICE                                        EMERGING
                                                               EQUITY                VAN ECK                MARKETS
                                                               INCOME               WORLDWIDE               EQUITY--
                                                             PORTFOLIO             HARD ASSETS              CLASS I
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             722                    387                    660
Identified cost.......................................        $ 14,717               $  9,906               $  7,214
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           1,029                    508                    889
Identified cost.......................................        $ 21,278               $ 12,767               $  9,534

                                                            VICTORY VIF
                                                        DIVERSIFIED STOCK--
                                                           CLASS A SHARES
                                                        --------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................              90
Identified cost.......................................        $  1,057
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             111
Identified cost.......................................        $  1,284

                                                                                                           VAN KAMPEN
                                                              T. ROWE                                         UIF
                                                               PRICE                 VAN ECK                EMERGING
                                                               EQUITY               WORLDWIDE               MARKETS
                                                               INCOME                  HARD                 EQUITY--
                                                             PORTFOLIO                ASSETS                CLASS I
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  2,001               $  5,248               $  2,473
Proceeds from sales...................................           3,385                  2,183                  1,872
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  3,215               $  6,444               $  3,315
Proceeds from sales...................................           3,342                  3,074                  2,137


                                                            VICTORY VIF
                                                        DIVERSIFIED STOCK--
                                                           CLASS A SHARES
                                                        --------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $    590
Proceeds from sales...................................             239
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $    551
Proceeds from sales...................................             467

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:


                                                                  MAINSTAY VP                 MAINSTAY VP
                                                                   BALANCED--                    BOND--
                                                                 SERVICE CLASS               INITIAL CLASS
                                                              --------------------         ------------------
                                                              2006         2005(A)         2006          2005
                                                              -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................  187            391            23             19
Units redeemed..............................................  (49)            (7)          (365)         (310)
                                                              ----           ---           ----          ----
  Net increase (decrease)...................................  138            384           (342)         (291)
                                                              ====           ===           ====          ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................  209            547            61             61
Units redeemed..............................................  (79)           (18)          (349)         (297)
                                                              ----           ---           ----          ----
  Net increase (decrease)...................................  130            529           (288)         (236)
                                                              ====           ===           ====          ====


                                                                 MAINSTAY VP
                                                                 DEVELOPING                  MAINSTAY VP
                                                                  GROWTH--                 FLOATING RATE--
                                                                INITIAL CLASS               SERVICE CLASS
                                                              -----------------         ---------------------
                                                              2006         2005         2006          2005(B)
                                                              -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................    5            3          667             296
Units redeemed..............................................  (31)         (19)         (162)           (11)
                                                              ---          ---          ----            ---
  Net increase (decrease)...................................  (26)         (16)         505             285
                                                              ===          ===          ====            ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................   26           15          475             211
Units redeemed..............................................  (30)         (47)         (83)            (12)
                                                              ---          ---          ----            ---
  Net increase (decrease)...................................   (4)         (32)         392             199
                                                              ===          ===          ====            ===

(a) For the period May 2, 2005 for Separate Account-I and May 3, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period May 4, 2005 for Separate Account-I and May 23, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(d) For the period June 3, 2005 for Separate Account-I and May 13, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(e) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


      MAINSTAY VP                                          MAINSTAY VP
        CAPITAL                           MAINSTAY VP     CONSERVATIVE     MAINSTAY VP
    APPRECIATION--      MAINSTAY VP     COMMON STOCK--    ALLOCATION--    CONVERTIBLE--
     INITIAL CLASS    CASH MANAGEMENT    INITIAL CLASS    SERVICE CLASS   INITIAL CLASS
    ---------------   ---------------   ---------------   -------------   -------------
     2006     2005     2006     2005     2006     2005       2006(e)      2006    2005
---------------------------------------------------------------------------------------
        54       64    4,587    2,898      19       38         302          21      11
    (1,085)  (1,525)  (5,665)  (5,120)   (498)    (533)        (28)       (197)   (241)
    ------   ------   ------   ------    ----     ----        ----        ----    ----
    (1,031)  (1,461)  (1,078)  (2,222)   (479)    (495)        274        (176)   (230)
    ======   ======   ======   ======    ====     ====        ====        ====    ====
       210      268    3,594    1,408      82       98         249          32      39
    (1,434)  (1,814)  (4,604)  (5,037)   (555)    (630)        (10)       (141)   (163)
    ------   ------   ------   ------    ----     ----        ----        ----    ----
    (1,224)  (1,546)  (1,010)  (3,629)   (473)    (532)        239        (109)   (124)
    ======   ======   ======   ======    ====     ====        ====        ====    ====


                      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP        GROWTH          HIGH YIELD        ICAP SELECT      INCOME &
     GOVERNMENT--    ALLOCATION--    CORPORATE BOND--      EQUITY--        GROWTH--
    INITIAL CLASS    SERVICE CLASS     INITIAL CLASS     INITIAL CLASS   INITIAL CLASS
    --------------   -------------   -----------------   -------------   -------------
    2006    2005        2006(e)       2006      2005     2006    2005    2006    2005
--------------------------------------------------------------------------------------
      17      19          196            90        94      16       5       4      76
    (337)   (413)          (6)       (1,276)   (1,169)    (25)    (90)    (75)   (118)
    ----    ----         ----        ------    ------     ---     ---    ----    ----
    (320)   (394)         190        (1,186)   (1,075)     (9)    (85)    (71)    (42)
    ====    ====         ====        ======    ======     ===     ===    ====    ====
      40      62          290           122       188      32      15      19      31
    (289)   (351)          (8)         (911)     (682)    (33)    (43)   (103)    (58)
    ----    ----         ----        ------    ------     ---     ---    ----    ----
    (249)   (289)         282          (789)     (494)     (1)    (28)    (84)    (27)
    ====    ====         ====        ======    ======     ===     ===    ====    ====

--------------------------------------------------------------------------------


                                                      MAINSTAY VP
                                                     INTERNATIONAL       MAINSTAY VP
                                                       EQUITY--      LARGE CAP GROWTH--
                                                     INITIAL CLASS      INITIAL CLASS
                                                     -------------   -------------------
                                                     2006    2005      2006       2005
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................   141     186       31          10
Units redeemed.....................................  (133)   (122)     (63)       (136)
                                                     ----    ----      ---        ----
  Net increase (decrease)..........................     8      64      (32)       (126)
                                                     ====    ====      ===        ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................   195     278       37          39
Units redeemed.....................................  (138)    (69)     (71)       (203)
                                                     ----    ----      ---        ----
  Net increase (decrease)..........................    57     209      (34)       (164)
                                                     ====    ====      ===        ====


                                                         MAINSTAY VP         MAINSTAY VP
                                                     SMALL CAP GROWTH--    TOTAL RETURN--
                                                        INITIAL CLASS       INITIAL CLASS
                                                     -------------------   ---------------
                                                       2006       2005     2006     2005
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................      11        13        45        49
Units redeemed.....................................     (79)      (70)     (696)   (1,011)
                                                       ----       ---      ----    ------
  Net increase (decrease)..........................     (68)      (57)     (651)     (962)
                                                       ====       ===      ====    ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................      31        80        97       125
Units redeemed.....................................    (109)      (71)     (932)   (1,054)
                                                       ----       ---      ----    ------
  Net increase (decrease)..........................     (78)        9      (835)     (929)
                                                       ====       ===      ====    ======

(a) For the period May 2, 2005 for Separate Account-I and May 3, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period May 4, 2005 for Separate Account-I and May 23, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(d) For the period June 3, 2005 for Separate Account-I and May 13, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(e) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                                                                     MAINSTAY VP
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
       MID CAP         MID CAP         MID CAP        MODERATE         GROWTH         MAINSTAY VP
       CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--    S&P 500 INDEX--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   SERVICE CLASS   SERVICE CLASS    INITIAL CLASS
    -------------   -------------   -------------   -------------   -------------   ----------------
    2006    2005    2006    2005    2006    2005       2006(E)         2006(E)      2006      2005
----------------------------------------------------------------------------------------------------
      36     199      17     235      26     364         331             400          49        63
    (129)    (60)   (144)    (99)   (252)   (206)        (13)             (6)       (869)     (931)
    ----     ---    ----    ----    ----    ----        ----            ----        ----      ----
     (93)    139    (127)    136    (226)    158         318             394        (820)     (868)
    ====     ===    ====    ====    ====    ====        ====            ====        ====      ====
     102     274      88     352      67     435         572             747         167       195
     (99)    (73)   (136)   (108)   (224)   (155)         (6)            (24)       (977)     (955)
    ----     ---    ----    ----    ----    ----        ----            ----        ----      ----
       3     201     (48)    244    (157)    280         566             723        (810)     (760)
    ====     ===    ====    ====    ====    ====        ====            ====        ====      ====

                          ALGER
                        AMERICAN          CALVERT        COLUMBIA
     MAINSTAY VP          SMALL           SOCIAL      SMALL CAP VALUE
       VALUE--      CAPITALIZATION--     BALANCED     FUND, VARIABLE
    INITIAL CLASS    CLASS O SHARES      PORTFOLIO    SERIES--CLASS B
    -------------   -----------------   -----------   ---------------
    2006    2005     2006      2005     2006   2005    2006     2005
---------------------------------------------------------------------
      31      34       59        28      --      2       94       91
    (382)   (418)    (158)     (138)    (26)   (40)     (27)      (2)
    ----    ----     ----      ----     ---    ---      ---     ----
    (351)   (384)     (99)     (110)    (26)   (38)      67       89
    ====    ====     ====      ====     ===    ===      ===     ====
      80      89       75        83      14     11       87      153
    (441)   (381)    (150)      (99)    (35)   (37)     (36)      (7)
    ----    ----     ----      ----     ---    ---      ---     ----
    (361)   (292)     (75)      (16)    (21)   (26)      51      146
    ====    ====     ====      ====     ===    ===      ===     ====

--------------------------------------------------------------------------------


                                                       DREYFUS IP        FIDELITY(R)
                                                       TECHNOLOGY            VIP
                                                        GROWTH--       CONTRAFUND(R)--
                                                     INITIAL SHARES     INITIAL CLASS
                                                     ---------------   ---------------
                                                      2006     2005     2006     2005
                                                     ---------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................      3        5       67      173
Units redeemed.....................................    (35)     (56)    (334)    (329)
                                                       ---      ---     ----     ----
  Net increase (decrease)..........................    (32)     (51)    (267)    (156)
                                                       ===      ===     ====     ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................     22       13      146      343
Units redeemed.....................................    (15)     (62)    (443)    (336)
                                                       ---      ---     ----     ----
  Net increase (decrease)..........................      7      (49)    (297)       7
                                                       ===      ===     ====     ====


                                                        MFS(R)
                                                       INVESTORS        MFS(R)
                                                         TRUST         RESEARCH
                                                       SERIES--        SERIES--
                                                     INITIAL CLASS   INITIAL CLASS
                                                     -------------   -------------
                                                     2006    2005    2006    2005
                                                     -----------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................     2       2       2      10
Units redeemed.....................................   (26)    (22)    (34)    (32)
                                                      ---     ---     ---     ---
  Net increase (decrease)..........................   (24)    (20)    (32)    (22)
                                                      ===     ===     ===     ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................     6       9       9      10
Units redeemed.....................................   (37)    (22)    (76)    (24)
                                                      ---     ---     ---     ---
  Net increase (decrease)..........................   (31)    (13)    (67)    (14)
                                                      ===     ===     ===     ===

(a) For the period May 2, 2005 for Separate Account-I and May 3, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period May 4, 2005 for Separate Account-I and May 23, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(d) For the period June 3, 2005 for Separate Account-I and May 13, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(e) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


      FIDELITY(R)       FIDELITY(R)          JANUS ASPEN             JANUS ASPEN
          VIP               VIP                SERIES                  SERIES
    EQUITY-INCOME--      MID CAP--           BALANCED--          WORLDWIDE GROWTH--
     INITIAL CLASS    SERVICE CLASS 2   INSTITUTIONAL SHARES    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------------   ---------------------
     2006     2005     2006     2005      2006        2005        2006        2005
-------------------------------------------------------------------------------------
       35       88       57      254        37          26          29          23
     (210)    (215)     (59)     (62)     (392)       (489)       (489)       (659)
     ----     ----     ----     ----      ----        ----        ----        ----
     (175)    (127)      (2)     192      (355)       (463)       (460)       (636)
     ====     ====     ====     ====      ====        ====        ====        ====
       66      131      198      380       114         142         101         129
     (238)    (168)     (89)     (39)     (508)       (631)       (565)       (779)
     ----     ----     ----     ----      ----        ----        ----        ----
     (172)     (37)     109      341      (394)       (489)       (464)       (650)
     ====     ====     ====     ====      ====        ====        ====        ====


                     NEUBERGER
       MFS(R)         BERMAN           ROYCE              ROYCE
      UTILITIES     AMT MID-CAP      MICRO-CAP          SMALL-CAP
      SERIES--       GROWTH--       PORTFOLIO--        PORTFOLIO--
    SERVICE CLASS     CLASS S     INVESTMENT CLASS   INVESTMENT CLASS
    -------------   -----------   ----------------   ----------------
    2006    2005    2006   2005   2006    2005(C)    2006    2005(D)
---------------------------------------------------------------------
     194     597      3     24     109       26        87       51
     (95)    (87)    (2)    (2)    (13)      --       (20)      (1)
    ----     ---    ---     --    ----       --       ---       --
      99     510      1     22      96       26        67       50
    ====     ===    ===     ==    ====       ==       ===       ==
     316     777     26     25     148       26        87       62
    (122)    (48)   (12)    (1)     (5)      --       (15)      (1)
    ----     ---    ---     --    ----       --       ---       --
     194     729     14     24     143       26        72       61
    ====     ===    ===     ==    ====       ==       ===       ==

--------------------------------------------------------------------------------


                                                                       VAN ECK
                                                     T. ROWE PRICE    WORLDWIDE
                                                     EQUITY INCOME      HARD
                                                       PORTFOLIO       ASSETS
                                                     -------------   -----------
                                                     2006    2005    2006   2005
                                                     ---------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................    76     193    154    229
Units redeemed.....................................  (200)   (150)   (53)   (34)
                                                     ----    ----    ----   ---
  Net increase (decrease)..........................  (124)     43    101    195
                                                     ====    ====    ====   ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................   137     395    167    294
Units redeemed.....................................  (192)   (193)   (61)   (23)
                                                     ----    ----    ----   ---
  Net increase (decrease)..........................   (55)    202    106    271
                                                     ====    ====    ====   ===


                                                     VAN KAMPEN      VICTORY
                                                         UIF           VIF
                                                      EMERGING     DIVERSIFIED
                                                       MARKETS       STOCK--
                                                      EQUITY--       CLASS A
                                                       CLASS I       SHARES
                                                     -----------   -----------
                                                     2006   2005   2006   2005
                                                     -------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................   86    133     41     46
Units redeemed.....................................  (68)   (58)   (14)    (4)
                                                     ----   ---    ---     --
  Net increase (decrease)..........................   18     75     27     42
                                                     ====   ===    ===     ==
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................  129    127     28     86
Units redeemed.....................................  (82)   (69)   (24)    (6)
                                                     ----   ---    ---     --
  Net increase (decrease)..........................   47     58      4     80
                                                     ====   ===    ===     ==

(a) For the period May 2, 2005 for Separate Account-I and May 3, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period May 4, 2005 for Separate Account-I and May 23, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(d) For the period June 3, 2005 for Separate Account-I and May 13, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(e) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2006, 2005, 2004, 2003 and 2002.


                                               MAINSTAY VP                       MAINSTAY VP
                                               BALANCED--                          BOND--
                                              SERVICE CLASS                     INITIAL CLASS
                                             ---------------   -----------------------------------------------
                                              2006     2005     2006      2005      2004      2003      2002
                                             -----------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................   $5,952   $4,021   $22,809   $27,930   $32,655   $41,042   $46,620
Units Outstanding.........................      522      384     1,291     1,633     1,924     2,485     2,912
Variable Accumulation Unit Value..........   $11.41   $10.47   $ 17.67   $ 17.12   $ 16.97   $ 16.52   $ 16.01
Total Return..............................     9.0%     4.7%      3.2%      0.9%      2.7%      3.2%      8.1%
Investment Income Ratio...................     2.0%     1.9%      1.1%      3.0%      3.2%      3.7%      4.4%
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................   $7,536   $5,541   $24,607   $28,796   $32,507   $38,609   $41,985
Units Outstanding.........................      659      529     1,391     1,679     1,915     2,337     2,623
Variable Accumulation Unit Value..........   $11.41   $10.47   $ 17.67   $ 17.12   $ 16.97   $ 16.52   $ 16.01
Total Return..............................     9.0%     4.7%      3.2%      0.9%      2.7%      3.2%      8.1%
Investment Income Ratio...................     1.9%     1.9%      1.1%      3.0%      3.3%      3.8%      4.7%


                                                               MAINSTAY VP
                                                             COMMON STOCK--
                                                              INITIAL CLASS
                                             -----------------------------------------------
                                              2006      2005      2004      2003      2002
                                             -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................   $59,578   $64,668   $73,642   $76,639   $69,575
Units Outstanding.........................     1,891     2,370     2,865     3,264     3,696
Variable Accumulation Unit Value..........   $ 31.41   $ 27.32   $ 25.70   $ 23.48   $ 18.82
Total Return..............................     15.0%      6.3%      9.5%     24.7%    (25.2%)
Investment Income Ratio...................      0.5%      0.9%      1.3%      1.0%      0.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................   $78,196   $80,988   $89,868   $89,598   $76,672
Units Outstanding.........................     2,492     2,965     3,497     3,816     4,073
Variable Accumulation Unit Value..........   $ 31.41   $ 27.32   $ 25.70   $ 23.48   $ 18.82
Total Return..............................     15.0%      6.3%      9.5%     24.7%    (25.2%)
Investment Income Ratio...................      0.5%      1.0%      1.4%      1.1%      0.9%


                                               MAINSTAY VP                       MAINSTAY VP
                                             FLOATING RATE--                    GOVERNMENT--
                                              SERVICE CLASS                     INITIAL CLASS
                                             ---------------   -----------------------------------------------
                                              2006     2005     2006      2005      2004      2003      2002
                                             -----------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................   $8,345   $2,880   $22,275   $27,258   $33,768   $47,553   $69,501
Units Outstanding.........................      790      285     1,249     1,569     1,963     2,819     4,144
Variable Accumulation Unit Value..........   $10.54   $10.10   $ 17.86   $ 17.38   $ 17.20   $ 16.87   $ 16.77
Total Return..............................     4.4%     1.0%      2.7%      1.1%      2.0%      0.6%      8.4%
Investment Income Ratio...................     6.1%     4.8%      0.9%      2.8%      3.6%      3.5%      3.4%
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................   $6,237   $2,010   $21,756   $25,496   $30,205   $40,019   $52,350
Units Outstanding.........................      591      199     1,218     1,467     1,756     2,373     3,121
Variable Accumulation Unit Value..........   $10.54   $10.10   $ 17.86   $ 17.38   $ 17.20   $ 16.87   $ 16.77
Total Return..............................     4.4%     1.0%      2.7%      1.1%      2.0%      0.6%      8.4%
Investment Income Ratio...................     6.1%     4.7%      1.0%      2.9%      3.7%      3.8%      3.6%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------





                        MAINSTAY VP
                   CAPITAL APPRECIATION--                                    MAINSTAY VP
                       INITIAL CLASS                                       CASH MANAGEMENT
    ----------------------------------------------------   -----------------------------------------------
      2006       2005       2004       2003       2002      2006      2005      2004      2003      2002
    ------------------------------------------------------------------------------------------------------
    $ 95,153   $115,793   $139,443   $162,444   $148,622   $15,147   $16,122   $18,816   $27,888   $46,990
       4,037      5,068      6,529      7,820      8,969    10,856    11,934    14,156    20,884    34,967
    $  23.56   $  22.85   $  21.36   $  20.77   $  16.57   $  1.39   $  1.35   $  1.33   $  1.34   $  1.34
        3.1%       7.0%       2.8%      25.4%     (31.7%)     3.3%      1.6%     (0.5%)    (0.6%)       --
        0.3%         --       0.2%       0.2%       0.1%      4.5%      2.9%      0.8%      0.7%      1.3%
    $127,390   $151,570   $174,656   $190,775   $164,115   $18,695   $19,638   $23,988   $32,002   $45,521
       5,408      6,632      8,178      9,184      9,904    13,408    14,418    18,047    23,965    33,873
    $  23.56   $  22.85   $  21.36   $  20.77   $  16.57   $  1.39   $  1.35   $  1.33   $  1.34   $  1.34
        3.1%       7.0%       2.8%      25.4%     (31.7%)     3.2%      1.6%     (0.5%)    (0.6%)       --
        0.3%         --       0.2%       0.2%       0.1%      4.5%      2.9%      0.8%      0.7%      1.3%

     MainStay VP
    Conservative                      MainStay VP                                     MainStay VP
    Allocation--                     Convertible--                                Developing Growth--
    Service Class                    Initial Class                                   Initial Class
    -------------   -----------------------------------------------   -------------------------------------------
        2006         2006      2005      2004      2003      2002      2006     2005     2004     2003     2002
    -------------------------------------------------------------------------------------------------------------
       $2,905       $15,911   $17,837   $21,042   $21,812   $15,632   $2,083   $2,155   $2,097   $2,275   $ 1,150
          274           785       961     1,191     1,293     1,118      177      203      219      248       171
       $10.60       $ 20.27   $ 18.60   $ 17.67   $ 16.87   $ 13.99   $11.80   $10.61   $ 9.59   $ 9.18   $  6.72
         6.0%          9.0%      5.2%      4.7%     20.7%     (9.1%)   11.2%    10.6%     4.5%    36.7%    (29.9%)
         1.9%          2.2%      1.5%      1.7%      2.5%      2.7%       --       --       --       --        --
       $2,527       $15,913   $16,613   $17,987   $17,661   $12,721   $2,931   $2,675   $2,731   $2,776   $ 1,512
          239           787       896     1,020     1,049       912      248      252      284      302       225
       $10.57       $ 20.22   $ 18.55   $ 17.63   $ 16.83   $ 13.95   $11.82   $10.63   $ 9.61   $ 9.20   $  6.73
         5.7%          9.0%      5.2%      4.7%     20.7%     (9.1%)   11.2%    10.6%     4.5%    36.7%    (29.9%)
         1.9%          2.3%      1.5%      1.9%      2.6%      2.7%       --       --       --       --        --

     MAINSTAY VP                        MAINSTAY VP                                        MAINSTAY VP
       GROWTH                            HIGH YIELD                                           ICAP
    ALLOCATION--                      CORPORATE BOND--                                   SELECT EQUITY--
    SERVICE CLASS                      INITIAL CLASS                                      INITIAL CLASS
    -------------   ----------------------------------------------------   -------------------------------------------
        2006          2006       2005       2004       2003       2002      2006     2005     2004     2003     2002
    ------------------------------------------------------------------------------------------------------------------
       $1,990       $117,708   $134,047   $156,942   $150,241   $104,452   $2,942   $2,581   $3,468   $2,648   $ 2,073
          190          4,543      5,729      6,804      7,248      6,783      207      216      301      253       250
       $10.92       $  25.92   $  23.44   $  23.07   $  20.73   $  15.40   $14.13   $12.00   $11.53   $10.49   $  8.30
         9.2%          10.6%       1.6%      11.3%      34.6%       0.7%    17.8%     4.1%     9.9%    26.3%    (23.9%)
         1.3%           1.8%       5.4%       6.9%       7.9%       9.5%     0.3%     0.8%     1.0%     0.9%      0.5%
       $3,103       $ 97,906   $107,082   $116,727   $108,307   $ 75,161   $5,063   $4,301   $4,460   $3,649   $ 2,693
          282          3,783      4,572      5,066      5,231      4,886      353      354      382      343       320
       $11.01       $  25.89   $  23.41   $  23.04   $  20.71   $  15.38   $14.32   $12.16   $11.68   $10.63   $  8.41
        10.1%          10.6%       1.6%      11.3%      34.6%       0.7%    17.8%     4.1%     9.9%    26.3%    (23.9%)
         1.4%           1.8%       5.6%       7.0%       7.8%       9.9%     0.3%     0.9%     1.0%     0.9%      0.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                           MAINSTAY VP
                                                                        INCOME & GROWTH--
                                                                          INITIAL CLASS
                                                           -------------------------------------------
                                                            2006     2005     2004     2003     2002
                                                           -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $4,773   $4,996   $5,309   $4,797   $ 3,770
Units Outstanding.......................................      348      419      461      464       463
Variable Accumulation Unit Value........................   $13.72   $11.89   $11.51   $10.35   $  8.15
Total Return............................................    15.3%     3.4%    11.2%    27.0%    (20.6%)
Investment Income Ratio.................................     0.6%     1.1%     1.7%     1.5%      1.0%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $5,741   $5,976   $6,092   $5,379   $ 4,026
Units Outstanding.......................................      418      502      529      520       494
Variable Accumulation Unit Value........................   $13.72   $11.89   $11.51   $10.35   $  8.15
Total Return............................................    15.3%     3.4%    11.2%    27.0%    (20.6%)
Investment Income Ratio.................................     0.6%     1.1%     1.8%     1.5%      1.0%

                                                                           MAINSTAY VP
                                                                             MID CAP
                                                                              CORE--
                                                                          INITIAL CLASS
                                                           --------------------------------------------
                                                            2006      2005     2004     2003     2002
                                                           --------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 8,277   $8,693   $5,763   $2,859   $ 1,250
Units Outstanding.......................................       484      577      438      262       153
Variable Accumulation Unit Value........................   $ 17.08   $15.06   $13.16   $10.91   $  8.16
Total Return............................................     13.5%    14.4%    20.6%    33.7%    (14.1%)
Investment Income Ratio.................................        --     0.6%     0.6%     0.6%      0.4%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $10,796   $9,472   $5,628   $2,806   $ 1,381
Units Outstanding.......................................       631      628      427      257       169
Variable Accumulation Unit Value........................   $ 17.11   $15.08   $13.19   $10.93   $  8.17
Total Return............................................     13.5%    14.4%    20.6%    33.7%    (14.1%)
Investment Income Ratio.................................        --     0.6%     0.6%     0.6%      0.4%

                                                                            MAINSTAY VP
                                                            MAINSTAY VP      MODERATE
                                                             MODERATE         GROWTH
                                                           ALLOCATION--    ALLOCATION--
                                                           SERVICE CLASS   SERVICE CLASS
                                                           -------------   -------------
                                                               2006            2006
                                                           ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................      $3,407          $4,284
Units Outstanding.......................................         318             394
Variable Accumulation Unit Value........................      $10.72          $10.88
Total Return............................................        7.2%            8.8%
Investment Income Ratio.................................        1.6%            1.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................      $6,133          $8,054
Units Outstanding.......................................         566             723
Variable Accumulation Unit Value........................      $10.79          $11.04
Total Return............................................        7.9%           10.4%
Investment Income Ratio.................................        1.8%            1.7%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------




                        MAINSTAY VP                                          MAINSTAY VP
                       INTERNATIONAL                                          LARGE CAP
                          EQUITY--                                            GROWTH--
                       INITIAL CLASS                                        INITIAL CLASS
    ----------------------------------------------------   -----------------------------------------------
      2006       2005       2004       2003       2002      2006      2005      2004      2003      2002
    ------------------------------------------------------------------------------------------------------
    $ 19,477   $ 14,883   $ 12,832   $  9,245   $  6,847   $ 4,920   $ 5,043   $ 6,446   $ 8,487   $ 7,167
         800        792        728        607        577       368       400       526       668       713
    $  24.36   $  18.79   $  17.63   $  15.22   $  11.86   $ 13.36   $ 12.62   $ 12.25   $ 12.71   $ 10.05
       29.6%       6.6%      15.8%      28.3%      (5.6%)     5.8%      3.0%     (3.6%)    26.4%    (29.1%)
        0.3%       1.7%       1.0%       2.0%       1.3%      0.1%        --      0.2%      0.2%      0.1%
    $ 22,860   $ 16,553   $ 11,842   $  8,147   $  6,192   $ 7,192   $ 7,234   $ 9,043   $10,395   $ 8,264
         937        880        671        535        522       534       568       732       811       815
    $  24.37   $  18.80   $  17.64   $  15.23   $  11.87   $ 13.47   $ 12.73   $ 12.36   $ 12.82   $ 10.14
       29.6%       6.6%      15.8%      28.3%      (5.6%)     5.8%      3.0%     (3.6%)    26.4%    (29.1%)
        0.3%       1.9%       1.1%       2.0%       1.4%      0.1%        --      0.2%      0.2%      0.1%

                        MAINSTAY VP                                          MAINSTAY VP
                          MID CAP                                              MID CAP
                          GROWTH--                                             VALUE--
                       INITIAL CLASS                                        INITIAL CLASS
    ----------------------------------------------------   -----------------------------------------------
      2006       2005       2004       2003       2002      2006      2005      2004      2003      2002
    ------------------------------------------------------------------------------------------------------
    $ 11,764   $ 12,740   $  9,433   $  5,892   $    682   $13,928   $15,360   $12,782   $ 7,511   $ 5,089
         815        942        806        609        101       964     1,190     1,032       704       607
    $  14.59   $  13.53   $  11.70   $   9.67   $   6.77   $ 14.54   $ 12.92   $ 12.38   $ 10.67   $  8.38
        7.8%      15.6%      21.0%      42.9%     (29.5%)    12.6%      4.3%     16.0%     27.3%    (15.7%)
          --       0.1%         --         --         --      0.1%      0.8%      1.0%      1.2%      1.1%
    $ 14,844   $ 14,438   $  9,572   $  4,925   $    635   $17,461   $17,499   $13,348   $ 8,130   $ 5,308
         999      1,047        803        500         92     1,217     1,374     1,094       773       643
    $  14.86   $  13.78   $  11.92   $   9.85   $   6.89   $ 14.33   $ 12.73   $ 12.20   $ 10.52   $  8.26
        7.8%      15.6%      21.0%      42.9%     (29.5%)    12.6%      4.3%     16.0%     27.3%    (15.7%)
          --         --         --         --         --      0.1%      0.8%      1.0%      1.2%      1.3%

                        MAINSTAY VP                                          MAINSTAY VP
                          S&P 500                                             SMALL CAP
                          INDEX--                                             GROWTH--
                       INITIAL CLASS                                        INITIAL CLASS
    ----------------------------------------------------   -----------------------------------------------
      2006       2005       2004       2003       2002      2006      2005      2004      2003      2002
    ------------------------------------------------------------------------------------------------------
    $112,464   $122,733   $143,383   $146,296   $127,742   $ 4,819   $ 5,324   $ 5,773   $ 5,197   $ 1,381
       3,363      4,183      5,051      5,621      6,211       432       500       557       541       201
    $  33.45   $  29.36   $  28.39   $  26.03   $  20.57   $ 11.18   $ 10.65   $ 10.37   $  9.60   $  6.87
       13.9%       3.4%       9.1%      26.5%     (23.2%)     4.9%      2.7%      8.0%     39.9%    (27.4%)
        0.5%       1.1%       1.5%       1.3%       1.2%        --        --        --        --        --
    $152,329   $157,412   $173,793   $171,087   $142,842   $ 6,155   $ 6,704   $ 6,432   $ 4,771   $ 1,421
       4,553      5,363      6,123      6,574      6,945       541       619       610       489       203
    $  33.45   $  29.36   $  28.39   $  26.03   $  20.57   $ 11.37   $ 10.83   $ 10.55   $  9.77   $  6.98
       13.9%       3.4%       9.1%      26.5%     (23.2%)     4.9%      2.7%      8.0%     39.9%    (27.4%)
        0.5%       1.1%       1.5%       1.3%       1.2%        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                               MAINSTAY VP
                                                                              TOTAL RETURN--
                                                                              INITIAL CLASS
                                                            --------------------------------------------------
                                                             2006      2005       2004       2003       2002
                                                            --------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $76,269   $85,369   $102,017   $113,786   $109,940
Units Outstanding.......................................      3,104     3,755      4,717      5,524      6,305
Variable Accumulation Unit Value........................    $ 24.57   $ 22.74   $  21.63   $  20.60   $  17.44
Total Return............................................       8.1%      5.1%       5.0%      18.1%     (17.6%)
Investment Income Ratio.................................       0.6%      1.4%       1.6%       1.8%       2.2%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $84,654   $97,302   $112,661   $121,853   $112,541
Units Outstanding.......................................      3,445     4,280      5,209      5,915      6,454
Variable Accumulation Unit Value........................    $ 24.57   $ 22.74   $  21.63   $  20.60   $  17.44
Total Return............................................       8.1%      5.1%       5.0%      18.1%     (17.6%)
Investment Income Ratio.................................       0.6%      1.4%       1.6%       1.9%       2.3%

                                                                             CALVERT
                                                                             SOCIAL
                                                                            BALANCED
                                                                            PORTFOLIO
                                                           -------------------------------------------
                                                            2006     2005     2004     2003     2002
                                                           -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $2,246   $2,592   $3,204   $3,387   $ 2,646
Units Outstanding.......................................      108      134      172      195       179
Variable Accumulation Unit Value........................   $20.82   $19.40   $18.60   $17.40   $ 14.78
Total Return............................................     7.4%     4.3%     6.9%    17.8%    (13.3%)
Investment Income Ratio.................................     2.1%     1.7%     1.6%     2.2%      2.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $5,279   $5,329   $5,584   $5,280   $ 4,530
Units Outstanding.......................................      253      274      300      303       306
Variable Accumulation Unit Value........................   $20.85   $19.42   $18.62   $17.42   $ 14.79
Total Return............................................     7.4%     4.3%     6.9%    17.8%    (13.3%)
Investment Income Ratio.................................     2.3%     1.8%     1.7%     2.0%      2.7%

                                                                              FIDELITY(R)
                                                                                  VIP
                                                                            CONTRAFUND(R)--
                                                                             INITIAL CLASS
                                                            -----------------------------------------------
                                                             2006      2005      2004      2003      2002
                                                            -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $55,525   $56,939   $52,630   $47,782   $39,960
Units Outstanding.......................................      2,074     2,341     2,497     2,584     2,741
Variable Accumulation Unit Value........................    $ 26.82   $ 24.33   $ 21.07   $ 18.49   $ 14.58
Total Return............................................      10.3%     15.4%     14.0%     26.8%    (10.5%)
Investment Income Ratio.................................       1.3%      0.3%      0.3%      0.5%      0.9%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $85,742   $84,852   $73,367   $65,135   $52,702
Units Outstanding.......................................      3,259     3,556     3,549     3,592     3,685
Variable Accumulation Unit Value........................    $ 26.31   $ 23.86   $ 20.67   $ 18.13   $ 14.30
Total Return............................................      10.3%     15.4%     14.0%     26.8%    (10.5%)
Investment Income Ratio.................................       1.3%      0.3%      0.3%      0.5%      0.8%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------




                                                                             ALGER
                                                                           AMERICAN
                        MAINSTAY VP                                          SMALL
                          VALUE--                                      CAPITALIZATION--
                       INITIAL CLASS                                    CLASS O SHARES
      -----------------------------------------------   -----------------------------------------------
       2006      2005      2004      2003      2002      2006      2005      2004      2003      2002
      -------------------------------------------------------------------------------------------------
      $44,464   $45,425   $51,220   $52,162   $45,782   $10,671   $10,101   $ 9,890   $ 9,788   $ 7,752
        1,765     2,116     2,500     2,796     3,086       781       880       990     1,127     1,254
      $ 25.21   $ 21.49   $ 20.49   $ 18.65   $ 14.84   $ 13.66   $ 11.53   $  9.99   $  8.68   $  6.18
        17.3%      4.9%      9.8%     25.7%    (22.1%)    18.5%     15.4%     15.1%     40.5%    (27.2%)
         0.4%      1.1%      1.1%      1.5%      1.3%        --        --        --        --        --
      $54,881   $54,597   $58,043   $56,255   $46,850   $15,455   $13,917   $12,222   $10,742   $ 7,697
        2,172     2,533     2,825     3,007     3,149     1,132     1,207     1,223     1,237     1,245
      $ 25.28   $ 21.55   $ 20.55   $ 18.71   $ 14.88   $ 13.66   $ 11.53   $  9.99   $  8.68   $  6.18
        17.3%      4.9%      9.8%     25.7%    (22.1%)    18.5%     15.4%     15.1%     40.5%    (27.2%)
         0.4%      1.2%      1.1%      1.6%      1.3%        --        --        --        --        --

              COLUMBIA
             SMALL CAP                            DREYFUS IP
            VALUE FUND,                           TECHNOLOGY
         VARIABLE SERIES--                         GROWTH--
              CLASS B                           INITIAL SHARES
      ------------------------   --------------------------------------------
       2006     2005     2004     2006      2005     2004     2003     2002
      -----------------------------------------------------------------------
      $2,186   $1,127   $  140   $ 1,017   $1,281   $1,707   $1,938   $   595
         169      102       13       109      141      192      216        99
      $12.97   $11.01   $10.57   $  9.37   $ 9.10   $ 8.88   $ 8.95   $  6.01
       17.8%     4.1%     5.7%      3.0%     2.4%    (0.8%)   49.0%    (40.2%)
        0.4%       --     0.5%        --       --       --       --        --
      $2,587   $1,630   $   23   $ 2,222   $2,100   $2,470   $2,579   $   878
         199      148        2       245      238      287      297       151
      $12.97   $11.01   $10.57   $  9.09   $ 8.83   $ 8.62   $ 8.69   $  5.83
       17.8%     4.1%     5.7%      3.0%     2.4%    (0.8%)   49.0%    (40.2%)
        0.4%       --     0.6%        --       --       --       --        --


                      FIDELITY(R) VIP                             FIDELITY(R) VIP
                      EQUITY-INCOME--                                MID CAP--
                       INITIAL CLASS                              SERVICE CLASS 2
      -----------------------------------------------   -----------------------------------
       2006      2005      2004      2003      2002      2006      2005      2004     2003
      -------------------------------------------------------------------------------------
      $26,913   $25,988   $27,140   $25,421   $21,694   $ 8,918   $ 8,083   $4,269   $  431
        1,207     1,382     1,509     1,556     1,708       499       501      309       38
      $ 22.30   $ 18.80   $ 17.99   $ 16.34   $ 12.70   $ 17.87   $ 16.11   $13.83   $11.24
        18.6%      4.5%     10.1%     28.7%    (18.0%)    10.9%     16.5%    23.0%    12.4%
         3.3%      1.7%      1.5%      1.9%      1.8%      0.2%        --       --       --
      $33,816   $31,688   $30,977   $27,839   $21,702   $14,735   $11,499   $5,080   $  338
        1,526     1,698     1,735     1,716     1,721       811       702      361       30
      $ 22.14   $ 18.66   $ 17.86   $ 16.22   $ 12.61   $ 18.18   $ 16.39   $14.07   $11.43
        18.6%      4.5%     10.1%     28.7%    (18.0%)    10.9%     16.5%    23.0%    14.3%
         3.3%      1.6%      1.5%      1.8%      1.8%      0.2%        --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                                             JANUS ASPEN
                                                                               SERIES
                                                                             BALANCED--
                                                                        INSTITUTIONAL SHARES
                                                           -----------------------------------------------
                                                            2006      2005      2004      2003      2002
                                                           -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $37,742   $42,249   $49,154   $54,194   $57,185
Units Outstanding.......................................     1,582     1,937     2,400     2,834     3,367
Variable Accumulation Unit Value........................   $ 23.85   $ 21.83   $ 20.48   $ 19.12   $ 16.99
Total Return............................................      9.3%      6.6%      7.1%     12.6%     (7.7%)
Investment Income Ratio.................................      2.1%      2.2%      2.2%      2.2%      2.4%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $65,618   $68,627   $74,451   $77,365   $72,705
Units Outstanding.......................................     2,742     3,136     3,625     4,035     4,269
Variable Accumulation Unit Value........................   $ 23.92   $ 21.89   $ 20.54   $ 19.17   $ 17.03
Total Return............................................      9.3%      6.6%      7.1%     12.6%     (7.7%)
Investment Income Ratio.................................      2.1%      2.3%      2.2%      2.2%      2.4%


                                                                             MFS(R)
                                                                        RESEARCH SERIES--
                                                                          INITIAL CLASS
                                                           -------------------------------------------
                                                            2006     2005     2004     2003     2002
                                                           -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $1,681   $1,886   $2,001   $1,882   $ 1,734
Units Outstanding.......................................      143      175      197      212       240
Variable Accumulation Unit Value........................   $11.79   $10.81   $10.16   $ 8.89   $  7.22
Total Return............................................     9.0%     6.4%    14.4%    23.1%    (25.5%)
Investment Income Ratio.................................     0.5%     0.5%     1.1%     0.7%      0.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $2,439   $2,952   $2,918   $2,537   $ 2,180
Units Outstanding.......................................      210      277      291      289       306
Variable Accumulation Unit Value........................   $11.64   $10.67   $10.03   $ 8.77   $  7.13
Total Return............................................     9.0%     6.4%    14.4%    23.1%    (25.5%)
Investment Income Ratio.................................     0.5%     0.5%     1.1%     0.7%      0.3%

                                                                            T. ROWE PRICE
                                                                               EQUITY
                                                                               INCOME
                                                                              PORTFOLIO
                                                           -----------------------------------------------
                                                            2006      2005      2004      2003      2002
                                                           -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $17,858   $17,014   $15,968   $12,398   $ 9,768
Units Outstanding.......................................     1,062     1,186     1,143     1,007       982
Variable Accumulation Unit Value........................   $ 16.83   $ 14.33   $ 13.97   $ 12.32   $  9.94
Total Return............................................     17.4%      2.6%     13.4%     23.9%    (14.2%)
Investment Income Ratio.................................      1.6%      1.6%      1.6%      1.7%      1.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $25,397   $22,498   $19,083   $12,581   $ 8,546
Units Outstanding.......................................     1,502     1,557     1,355     1,014       853
Variable Accumulation Unit Value........................   $ 16.96   $ 14.44   $ 14.08   $ 12.41   $ 10.02
Total Return............................................     17.4%      2.6%     13.4%     23.9%    (14.2%)
Investment Income Ratio.................................      1.6%      1.6%      1.7%      1.8%      1.6%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------




                        JANUS ASPEN                                       MFS(R)
                          SERIES                                         INVESTORS
                         WORLDWIDE                                         TRUST
                         GROWTH--                                        SERIES--
                   INSTITUTIONAL SHARES                                INITIAL CLASS
      -----------------------------------------------   -------------------------------------------
       2006      2005      2004      2003      2002      2006     2005     2004     2003     2002
      ---------------------------------------------------------------------------------------------
      $28,916   $32,111   $40,513   $48,340   $46,780   $1,221   $1,322   $1,441   $1,479   $ 1,356
        1,550     2,010     2,646     3,265     3,867      111      135      155      175       193
      $ 18.67   $ 16.00   $ 15.31   $ 14.80   $ 12.10   $10.98   $ 9.84   $ 9.29   $ 8.45   $  7.01
        16.7%      4.5%      3.4%     22.4%    (26.5%)   11.5%     5.9%     9.9%    20.6%    (22.0%)
         1.7%      1.3%      1.0%      1.1%      0.9%     0.5%     0.6%     0.6%     0.6%      0.6%
      $44,352   $45,417   $53,467   $58,703   $53,620   $1,838   $1,967   $1,977   $1,899   $ 1,650
        2,371     2,835     3,485     3,957     4,424      163      194      207      219       229
      $ 18.71   $ 16.03   $ 15.34   $ 14.83   $ 12.12   $11.28   $10.12   $ 9.55   $ 8.69   $  7.21
        16.7%      4.5%      3.4%     22.4%    (26.5%)   11.5%     5.9%     9.9%    20.6%    (22.0%)
         1.7%      1.3%      1.0%      1.1%      0.9%     0.5%     0.6%     0.6%     0.7%      0.5%

                                          NEUBERGER                ROYCE             ROYCE
                                          BERMAN AMT             MICRO-CAP         SMALL-CAP
                MFS(R)                     MID-CAP              PORTFOLIO--       PORTFOLIO--
          UTILITIES SERIES--               GROWTH--             INVESTMENT        INVESTMENT
            SERVICE CLASS                  CLASS S                 CLASS             CLASS
      --------------------------   ------------------------   ---------------   ---------------
       2006      2005      2004     2006     2005     2004     2006     2005     2006     2005
      -----------------------------------------------------------------------------------------
      $14,051   $ 9,538   $1,794   $  604   $  525   $  210   $1,778   $  312   $1,391   $  528
          752       653      143       41       40       18      122       26      117       50
      $ 18.69   $ 14.46   $12.57   $14.88   $13.17   $11.76   $14.35   $12.01   $12.07   $10.59
        29.3%     15.1%    25.7%    13.0%    12.0%    17.6%    19.5%    20.1%    14.0%     5.9%
         1.8%      0.4%       --       --       --       --     0.3%     1.9%     0.1%       --
      $20,973   $13,230   $2,143   $  853   $  576   $  248   $2,429   $  311   $1,709   $  684
        1,089       895      166       60       46       22      169       26      133       61
      $ 19.19   $ 14.85   $12.90   $14.19   $12.56   $11.22   $14.38   $12.04   $12.82   $11.24
        29.3%     15.1%    29.0%    13.0%    12.0%    12.2%    19.5%    20.4%    14.0%    12.4%
         1.8%      0.4%       --       --       --       --     0.3%     1.9%     0.1%       --

                                                                      VAN KAMPEN
                        VAN ECK                                           UIF
                       WORLDWIDE                                   EMERGING MARKETS
                          HARD                                         EQUITY--
                         ASSETS                                         CLASS I
      --------------------------------------------   ---------------------------------------------
       2006      2005      2004     2003     2002     2006      2005      2004     2003     2002
      --------------------------------------------------------------------------------------------
      $12,608   $ 7,976   $2,394   $1,288   $  967   $12,850   $ 9,133   $5,991   $5,895   $ 3,951
          455       354      159      105      113       565       547      472      564       558
      $ 27.68   $ 22.53   $15.05   $12.30   $ 8.59   $ 22.72   $ 16.79   $12.70   $10.45   $  7.08
        22.9%     49.7%    22.4%    43.2%    (4.1%)    35.4%     32.1%    21.5%    47.7%    (10.1%)
         0.1%      0.2%     0.3%     0.5%     0.4%      0.8%      0.4%     0.7%       --        --
      $16,570   $10,967   $3,242   $1,550   $1,148   $17,308   $11,994   $8,335   $6,767   $ 4,819
          589       483      212      124      132       756       709      651      642       676
      $ 28.12   $ 22.88   $15.28   $12.49   $ 8.72   $ 22.90   $ 16.91   $12.80   $10.53   $  7.13
        22.9%     49.7%    22.4%    43.2%    (4.1%)    35.4%     32.1%    21.5%    47.7%    (10.1%)
         0.1%      0.2%     0.3%     0.4%     0.4%      0.8%      0.4%     0.7%       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                                     Victory VIF
                                                                     Diversified
                                                                       Stock--
                                                                       Class A
                                                                        Shares
                                                               ------------------------
                                                                2006     2005     2004
                                                               ------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..................................................   $1,178   $  738   $  233
Units Outstanding...........................................       91       64       22
Variable Accumulation Unit Value............................   $12.98   $11.57   $10.78
Total Return................................................    12.2%     7.3%     7.8%
Investment Income Ratio.....................................     0.3%     0.1%     1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..................................................   $1,446   $1,236   $  267
Units Outstanding...........................................      108      104       24
Variable Accumulation Unit Value............................   $13.34   $11.89   $11.07
Total Return................................................    12.2%     7.3%    10.7%
Investment Income Ratio.....................................     0.3%     0.1%     1.4%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Accounts I and II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-1 and the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-II as of December 31, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006 by correspondence with the funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers

PricewaterhouseCoopers LLP
New York, New York
February 14, 2007

                                        76